UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21474

               OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: JULY 31

         Date of reporting period: AUGUST 1, 2004 THROUGH JULY 31, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.



TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOP TEN INDUSTRIES
--------------------------------------------------------------------------------
Tobacco Settlement Payments                                                24.3%
--------------------------------------------------------------------------------
Special Tax                                                                15.9
--------------------------------------------------------------------------------
Special Assessment                                                         10.0
--------------------------------------------------------------------------------
Marine/Aviation Facilities                                                  9.0
--------------------------------------------------------------------------------
Municipal Leases                                                            8.7
--------------------------------------------------------------------------------
General Obligation                                                          6.9
--------------------------------------------------------------------------------
Hospital/Health Care                                                        4.4
--------------------------------------------------------------------------------
Multifamily Housing                                                         3.9
--------------------------------------------------------------------------------
Single Family Housing                                                       3.5
--------------------------------------------------------------------------------
Pollution Control                                                           2.7

Portfolio holdings and allocations are subject to change. Percentages are as of July 31, 2005, and are based on total market value of investments.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CREDIT ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

   AAA       29.0%

   AA         5.0

   A         12.0

   BBB       49.9

   BB         0.2

   NR         3.9

Portfolio holdings and allocations are subject to change. Percentages are as of July 31, 2005, and are dollar-weighted based on total market value of investments. Securities rated by any rating organization are included in the equivalent Standard & Poor's rating category. The allocation includes rated securities and those not rated by a national rating organization but to which the ratings above have been assigned by the Manager for internal purposes as being comparable, in the Manager's judgment, to securities rated by a rating agency in the same category.
--------------------------------------------------------------------------------


             11 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED JULY 31, 2005, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. The Fund's distributions and share-price appreciation have combined to produce superior performance during this report period. As of July 31, 2005, the Fund's Class A shares generated 1-year total return of 12.78% without sales charge and 8.83% with sales charge. By comparison, the Lehman Brothers Municipal Bond index produced a total return of 6.35%. 1 Yields generated by the Fund's holdings, representing a wide variety of credit qualities and industry sectors, generated approximately 37% of the Fund's total return for the period. Price appreciation in the Fund's lower-rated and unrated holdings, and in its Master Settlement Agreement ("MSA") bonds, accounted for the remainder or the period's total return. MSA bonds are backed by the issuing State's (or U.S. territory's) share of proceeds from a national litigation settlement with tobacco manufacturers. These bonds generated attractive yields and share price appreciation for shareholders during this period.

      Across the municipal bond market, the difference between yields on lower-rated and higher-rated municipal securities decreased, as the price of lower-rated municipal bonds rose more than that of high-grade bonds during this report period. The "Rochester style" of municipal bond fund investment management focuses on identifying advantageous but generally under-appreciated municipal securities. Oppenheimer Limited Term California Municipal Fund maintains a minimum of 95% of assets invested in investment-grade municipal bonds. We actively seek out such securities that we believe offer attractive, risk-adjusted returns at prices and yields that we believe represent good value. We have also sought to offset the Fund's interest-rate sensitivity by investing in premium-coupon, callable bonds whose market prices are less sensitive to short-term interest-rate movements.

      Increasing prices in the Fund's lower-rated holdings, sometimes known as "credit-spread tightening," has been a significant driver of the Fund's total return during this report period. The Fund's net asset value increased in this period, largely through price appreciation in bonds that we had selected for their yield and structural characteristics.

      Special Tax and Special Assessment bonds, sometimes referred to as "dirt bonds," added to performance during this report period. These are bonds issued to support

1. The Lehman Brothers Municipal Bond Index is an unmanaged index of a broad range of investment grade municipal bonds. The index cannot be purchased directly by investors. Index performance is for illustrative purposes only and does not predict or depict the performance of a fund.


             12 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND housing and commercial development projects. Special Tax and Special Assessment bonds comprised approximately 25.9% of investments during this report period, contributing to yield and NAV appreciation.

      In accordance with the Fund's Prospectus, the average effective maturity of the Fund's portfolio must be limited to five years or less. To help meet this goal, we maintain a portfolio holding bonds with effective maturities generally ranging from less than six months to twelve years. During this report period bond yields at the five-year maturity have not been significantly affected by higher short-term interest rates. As a result, our preference for longer-maturity bonds with prices more reflective of shorter-term redemption dates has rewarded shareholders with attractive yield and limited price volatility. Longer-term bond price increases have helped to offset price decreases on shorter-maturity bonds, to the Fund's advantage.

      A small percentage of the Fund's holdings are currently exposed to "taxability risk," meaning the possibility that income from these bonds might be deemed federally taxable by the Internal Revenue Service ("IRS"). The IRS is currently investigating the structure of a small number of the Fund's holdings in this regard, but we have not learned of any findings as of the date of this report. As of July 31, 2005, these bonds do not figure prominently in the Fund's portfolio.

      As of July 31, 2005, tobacco bonds backed by the national Master Settlement Agreement ("MSA") accounted for 24.3% of investments, making it the Fund's largest single industry sector. MSA bond prices have increased significantly during this report period. Virginia MSA bonds issued in May 2005 were the first new tobacco bonds to be paid solely from tobacco settlement revenues since early 2003. Also during this report period, Westchester County, New York pre-refunded its MSA-backed bonds in June, and other municipalities announced plans to pre-refund many of their MSA-backed bonds, as well. In a pre-refunding, a new bond issue generates proceeds that are earmarked to pay off another previously-issued--but not yet callable--bond. When a municipal bond is pre-refunded, its price generally rises significantly. The market reacted favorably to the issuance of new MSA bonds, and prices of MSA-backed tobacco bonds rose as speculation of additional new issuance to refund outstanding, higher coupon MSA-backed bonds increased.

      Positive news on tobacco litigation also contributed to the large price rally in MSA-backed bonds. One significant event during this period was the ruling of a federal appeals court in Washington, D.C. that the U.S. government could not seek disgorgement of $280 billion in past profits from the tobacco industry under the Racketeer Influenced Corrupt Organizations Act ("RICO"). On February 4, 2005, in a 2-1 decision, the United States


             13 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

Court of Appeals for the District of Columbia held that, because the applicable RICO statute limits remedies to those that "prevent and restrain" future acts, disgorgement based on PAST profits is not a remedy available to the government. Investors viewed dismissal of this claim as good news, and MSA bond prices rose. On April 20, 2005, the United States Court of Appeals for the District of Columbia denied the Department of Justice's request to reconsider the February decision. However, on July 18, 2005, the Government filed its petition for certiorari seeking further review on this issue by the United States Supreme Court. During final arguments in this case, the U.S. government reduced its demand for damages from the tobacco industry to $14 billion--a significant reduction from the original claim for $280 billion. It is not clear when the trial judge will make a final decision. However, developments during this report period have been positive for the tobacco industry and, by extension, for MSA bonds.

      Our approach to municipal bond investing is flexible and responsive to market conditions; our strategies are intended to balance many different types of risk to reduce overall portfolio risk. We continue to comb the market for bonds that offer attractive yields, and to monitor developing market conditions. These conditions have not affected the Fund's investment strategies, or caused it to pay any distributions of capital.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until July 31, 2005. For all share classes, performance is measured from the Fund's inception on February 25, 2004. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B and Class C shares, and reinvestments of all dividends and capital gains distributions.

      The Fund's performance is compared to the performance of the Lehman Brothers Municipal Bond Index, an unmanaged index of a broad range of investment grade municipal bonds that is widely regarded as a measure of the performance of the general municipal bond market. Index performance reflects the reinvestment of dividends but does not consider the effect of capital gains or transaction costs, and none of the data in the graphs that follow shows the effect of taxes. The Fund's performance reflects the effects of Fund business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the securities in the index.


             14 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

CLASS A SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Limited Term California Municipal Fund (Class A)

      Lehman Brothers Municipal Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                            Oppenheimer Limited Term California           Lehman Brothers
       Date                     Municipal Fund (Class A)               Municipal Bond Index
    02/25/2004                              9,650                                  10,000
    04/30/2004                              9,660                                   9,729
    07/31/2004                              9,705                                   9,857
    10/31/2004                             10,079                                  10,195
    01/31/2005                             10,345                                  10,330
    04/30/2005                             10,583                                  10,392
    07/31/2005                             10,945                                  10,483

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 7/31/05

1-Year 8.83%   Since Inception (2/25/04) 6.51%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 3.50%; FOR CLASS B SHARES, AND THE CONTINGENT DEFERRED SALES CHARGE OF 4% (1-YEAR); AND FOR CLASS C SHARES, THE 1% CONTINGENT DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. SEE PAGE 18 FOR FURTHER INFORMATION.


             15 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS B SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Limited Term California Municipal Fund (Class B)

      Lehman Brothers Municipal Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                           Oppenheimer Limited Term California           Lehman Brothers
       Date                     Municipal Fund (Class B)               Municipal Bond Index
    02/25/2004                              10,000                                 10,000
    04/30/2004                              10,170                                  9,729
    07/31/2004                              10,194                                  9,857
    10/31/2004                              10,590                                 10,195
    01/31/2005                              10,845                                 10,330
    04/30/2005                              11,068                                 10,392
    07/31/2005                              11,120                                 10,483

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 7/31/05

1-Year 8.03%   Since Inception (2/25/04) 7.69%


             16 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

CLASS C SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Limited Term California Municipal Fund (Class C)

      Lehman Brothers Municipal Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                               Oppenheimer Limited Term California           Lehman Brothers
       Date                         Municipal Fund (Class C)               Municipal Bond Index
    02/25/2004                              10,000                                 10,000
    04/30/2004                               9,993                                  9,729
    07/31/2004                              10,017                                  9,857
    10/31/2004                              10,384                                 10,195
    01/31/2005                              10,641                                 10,330
    04/30/2005                              10,866                                 10,392
    07/31/2005                              11,219                                 10,483

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 7/31/05

1-Year 11.00%   Since Inception (2/25/04) 8.35%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 3.50%; FOR CLASS B SHARES, AND THE CONTINGENT DEFERRED SALES CHARGE OF 4% (1-YEAR); AND FOR CLASS C SHARES, THE 1% CONTINGENT DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. SEE PAGE 18 FOR FURTHER INFORMATION.


             17 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES
--------------------------------------------------------------------------------

TOTAL RETURNS AND THE ENDING ACCOUNT VALUES IN THE GRAPHS INCLUDE CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS IN A HYPOTHETICAL INVESTMENT FOR THE PERIODS SHOWN. THE FUND'S TOTAL RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF INCOME TAXES ON AN INDIVIDUAL'S INVESTMENT. TAXES MAY REDUCE YOUR ACTUAL INVESTMENT RETURNS ON ANY GAINS YOU MAY REALIZE IF YOU SELL YOUR SHARES.

THIS ANNUAL REPORT MUST BE PRECEDED OR ACCOMPANIED BY THE CURRENT PROSPECTUS FOR OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT
WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

THE FUND'S INVESTMENT STRATEGY AND FOCUS CAN CHANGE OVER TIME. THE MENTION OF SPECIFIC FUND HOLDINGS DOES NOT CONSTITUTE A RECOMMENDATION BY OPPENHEIMERFUNDS, INC.

PLEASE REMEMBER THIS FUND HAS A LIMITED OPERATING HISTORY.

CLASS A shares of the Fund were first publicly offered on 2/25/04. The average annual total returns are shown net of the applicable 3.50% maximum initial sales charge.

CLASS B shares of the Fund were first publicly offered on 2/25/04. The average annual total returns are shown net of the applicable contingent deferred sales charge of 4% (1-year). Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 2/25/04. The average annual total returns are shown net of the applicable 1% contingent deferred sales charge for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


             18 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended July 31, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


             19 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

FUND EXPENSES
--------------------------------------------------------------------------------

the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                              BEGINNING          ENDING           EXPENSES
                              ACCOUNT            ACCOUNT          PAID DURING
                              VALUE              VALUE            6 MONTHS ENDED
                              (2/1/05)           (7/31/05)        JULY 31, 2005
--------------------------------------------------------------------------------
Class A Actual                $1,000.00          $1,058.00        $4.09
--------------------------------------------------------------------------------
Class A Hypothetical           1,000.00           1,020.83         4.02
--------------------------------------------------------------------------------
Class B Actual                 1,000.00           1,053.10         7.92
--------------------------------------------------------------------------------
Class B Hypothetical           1,000.00           1,017.11         7.78
--------------------------------------------------------------------------------
Class C Actual                 1,000.00           1,054.30         7.92
--------------------------------------------------------------------------------
Class C Hypothetical           1,000.00           1,017.11         7.78

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended July 31, 2005 are as follows:

CLASS        EXPENSE RATIOS
---------------------------
Class A          0.80%
---------------------------
Class B          1.55
---------------------------
Class C          1.55
--------------------------------------------------------------------------------

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.


             20 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  July 31, 2005
--------------------------------------------------------------------------------

                                                                                             EFFECTIVE
    PRINCIPAL                                                                                MATURITY*           VALUE
       AMOUNT                                                     COUPON       MATURITY    (UNAUDITED)      SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--110.9%
----------------------------------------------------------------------------------------------------------------------
CALIFORNIA--108.2%
$      25,000   ABAG Finance Authority for NonProfit
                Corporations COP                                   5.600%    11/01/2023     11/01/2005 1   $    25,080
----------------------------------------------------------------------------------------------------------------------
       10,000   ABAG Finance Authority for NonProfit
                Corporations COP                                   5.800     03/01/2023     09/01/2005 1        10,012
----------------------------------------------------------------------------------------------------------------------
      250,000   ABAG Finance Authority for NonProfit
                Corporations COP (Lytton Gardens) 4                6.000     02/15/2019     02/15/2008 1       265,143
----------------------------------------------------------------------------------------------------------------------
      335,000   ABAG Finance Authority for NonProfit
                Corporations, Series A 4                           0.000 5   04/20/2019     04/20/2012 1       152,301
----------------------------------------------------------------------------------------------------------------------
      115,000   Adelanto Improvement Agency, Series B 4            5.500     12/01/2023     12/01/2005 1       115,981
----------------------------------------------------------------------------------------------------------------------
       50,000   Adelanto Public Financing Authority                6.300     09/01/2028     09/01/2005 1        51,134
----------------------------------------------------------------------------------------------------------------------
       75,000   Adelanto Public Financing Authority, Series B 4    7.250     09/15/2015     09/15/2005 1        75,119
----------------------------------------------------------------------------------------------------------------------
       20,000   Alameda County COP
                (Alameda County Medical Center)                    5.300     06/01/2026     12/01/2005 1        20,048
----------------------------------------------------------------------------------------------------------------------
      110,000   Alum Rock Union Elementary School District         5.300     09/01/2021     09/01/2005 1       110,219
----------------------------------------------------------------------------------------------------------------------
       25,000   Angels Improvement Bond Act (Greenhorn Creek)      5.600     09/02/2021     03/02/2006 1        25,276
----------------------------------------------------------------------------------------------------------------------
       10,000   Apple Valley Improvement Bond Act 1915             6.900     09/02/2015     09/02/2005 1        10,328
----------------------------------------------------------------------------------------------------------------------
       70,000   Atwater Redevel. Agency                            5.875     06/01/2022     06/01/2006 1        72,858
----------------------------------------------------------------------------------------------------------------------
       15,000   Atwater Redevel. Agency (Downtown Redevel.)        5.500     06/01/2019     06/01/2010 1        15,645
----------------------------------------------------------------------------------------------------------------------
       25,000   Azusa COP 4                                        5.750     08/01/2020     08/01/2005 1        25,605
----------------------------------------------------------------------------------------------------------------------
       25,000   Bakersfield City School District                   5.125     08/01/2011     08/01/2005 1        25,301
----------------------------------------------------------------------------------------------------------------------
       55,000   Bay Area Governments Association, Series A 4       5.800     12/15/2008     12/15/2005 1        56,194
----------------------------------------------------------------------------------------------------------------------
       55,000   Bay Area Governments Association, Series A 4       6.000     12/15/2014     12/15/2005 1        56,235
----------------------------------------------------------------------------------------------------------------------
       15,000   Bay Area Governments Association, Series A1        5.750     09/03/2019     09/03/2005 1        15,340
----------------------------------------------------------------------------------------------------------------------
       20,000   Bay Area Governments Association, Series B1        7.000     09/03/2019     09/03/2005 1        20,454
----------------------------------------------------------------------------------------------------------------------
       45,000   Beaumont Financing Authority, Series A             6.000     09/01/2021     09/01/2015 1        47,309
----------------------------------------------------------------------------------------------------------------------
       15,000   Beaumont Financing Authority, Series A             6.875     09/01/2027     09/01/2013 1        16,657
----------------------------------------------------------------------------------------------------------------------
       50,000   Beaumont Financing Authority, Series A 4           7.000     09/01/2023     09/01/2005 1        50,174
----------------------------------------------------------------------------------------------------------------------
       60,000   Beaumont Financing Authority, Series A             7.375     09/01/2032     09/01/2010 1        66,018
----------------------------------------------------------------------------------------------------------------------
       15,000   Beaumont Financing Authority, Series B             6.000     09/01/2034     09/01/2015 1        15,651
----------------------------------------------------------------------------------------------------------------------
       50,000   Bell Community Hsg. Authority
                (Mobile Home Parks) 4                              6.400     10/01/2025     10/01/2005 1        51,256
----------------------------------------------------------------------------------------------------------------------
      135,000   Berkeley GO                                        5.625     09/01/2027     09/01/2005 1       137,985
----------------------------------------------------------------------------------------------------------------------
      750,000   Blythe Redevel. Agency
                (Redevel. Project No. 1 Tax Allocation) 4          6.200     05/01/2031     05/01/2011 1       809,633
----------------------------------------------------------------------------------------------------------------------
       25,000   Brawley Union High School District                 5.000     08/01/2028     08/01/2007 1        26,181


             21 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                             EFFECTIVE
    PRINCIPAL                                                                                MATURITY*           VALUE
       AMOUNT                                                     COUPON       MATURITY    (UNAUDITED)      SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$     110,000   CA County Tobacco Securitization
                Agency (TASC)                                      5.500%    06/01/2033     06/01/2012 1   $   114,209
----------------------------------------------------------------------------------------------------------------------
      100,000   CA County Tobacco Securitization
                Agency (TASC)                                      5.750     06/01/2027     06/01/2012 1       105,267
----------------------------------------------------------------------------------------------------------------------
    1,380,000   CA County Tobacco Securitization
                Agency (TASC)                                      5.750     06/01/2029     06/01/2012 1     1,452,685
----------------------------------------------------------------------------------------------------------------------
      450,000   CA County Tobacco Securitization
                Agency (TASC)                                      5.750     06/01/2030     06/01/2012 1       473,702
----------------------------------------------------------------------------------------------------------------------
       25,000   CA County Tobacco Securitization
                Agency (TASC)                                      5.875     06/01/2027     06/01/2012 1        26,333
----------------------------------------------------------------------------------------------------------------------
      135,000   CA County Tobacco Securitization
                Agency (TASC)                                      5.875     06/01/2035     06/01/2012 1       141,840
----------------------------------------------------------------------------------------------------------------------
      100,000   CA County Tobacco Securitization
                Agency (TASC) 4                                    5.875     06/01/2043     06/01/2012 1       105,928
----------------------------------------------------------------------------------------------------------------------
      590,000   CA County Tobacco Securitization
                Agency (TASC)                                      6.000     06/01/2029     06/01/2012 1       629,577
----------------------------------------------------------------------------------------------------------------------
      180,000   CA County Tobacco Securitization
                Agency (TASC)                                      6.000     06/01/2035     06/01/2012 1       190,379
----------------------------------------------------------------------------------------------------------------------
       10,000   CA County Tobacco Securitization
                Agency (TASC)                                      6.000     06/01/2038     06/01/2012 1        10,578
----------------------------------------------------------------------------------------------------------------------
      165,000   CA County Tobacco Securitization
                Agency (TASC)                                      6.000     06/01/2042     06/01/2012 1       174,544
----------------------------------------------------------------------------------------------------------------------
       25,000   CA Department of Veterans Affairs
                Home Purchase 4                                    5.100     12/01/2019     12/01/2005 1        25,019
----------------------------------------------------------------------------------------------------------------------
       60,000   CA Department of Veterans Affairs
                Home Purchase 4                                    5.500     12/01/2019     01/09/2012 1        63,592
----------------------------------------------------------------------------------------------------------------------
      120,000   CA Department of Water Resources
                (Center Valley) 4                                  5.250     07/01/2022     01/01/2006 1       121,270
----------------------------------------------------------------------------------------------------------------------
       20,000   CA Department of Water Resources
                (Center Valley) 4                                  5.400     07/01/2012     01/01/2006 1        20,046
----------------------------------------------------------------------------------------------------------------------
       10,000   CA Educational Facilities Authority
                (Cedars-Sinai Medical Center) 4                    6.125     12/01/2019     12/01/2009 1        10,945
----------------------------------------------------------------------------------------------------------------------
       10,000   CA Educational Facilities Authority
                (College & University Financing)                   6.125     06/01/2009     06/01/2006 1        10,081
----------------------------------------------------------------------------------------------------------------------
        5,000   CA Educational Facilities Authority
                (College & University Financing) 4                 6.250     06/01/2018     12/01/2005 1         5,043
----------------------------------------------------------------------------------------------------------------------
       85,000   CA Educational Facilities Authority
                (College of Osteopathic Medicine) 4                5.750     06/01/2018     12/01/2005 1        86,907
----------------------------------------------------------------------------------------------------------------------
       40,000   CA Educational Facilities Authority
                (Student Loan Program)                             6.000     03/01/2016     03/01/2007 1        41,925
----------------------------------------------------------------------------------------------------------------------
       40,000   CA Educational Facilities Authority
                (University La Verne)                              6.300     04/01/2009     04/01/2006 1        40,175
----------------------------------------------------------------------------------------------------------------------
       90,000   CA Educational Facilities Authority
                (University of Redlands) 4                         6.000     10/01/2025     10/01/2005 1        92,316


             22 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

                                                                                             EFFECTIVE
    PRINCIPAL                                                                                MATURITY*           VALUE
       AMOUNT                                                     COUPON       MATURITY    (UNAUDITED)      SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$      15,000   CA GO                                              4.750%    09/01/2018     09/01/2005 1   $    15,008
----------------------------------------------------------------------------------------------------------------------
       50,000   CA GO                                              5.000     02/01/2023     02/01/2008 1        52,096
----------------------------------------------------------------------------------------------------------------------
      100,000   CA GO                                              5.000     10/01/2023     10/01/2009 1       102,853
----------------------------------------------------------------------------------------------------------------------
       40,000   CA GO                                              5.000     10/01/2023     10/01/2008 1        40,885
----------------------------------------------------------------------------------------------------------------------
       60,000   CA GO                                              5.100     03/01/2010     09/02/2005 1        60,115
----------------------------------------------------------------------------------------------------------------------
       25,000   CA GO                                              5.125     10/01/2017     10/01/2005 1        25,091
----------------------------------------------------------------------------------------------------------------------
       90,000   CA GO 4                                            5.125     10/01/2017     10/01/2005 1        90,327
----------------------------------------------------------------------------------------------------------------------
       85,000   CA GO                                              5.150     10/01/2019     10/01/2005 1        85,203
----------------------------------------------------------------------------------------------------------------------
       50,000   CA GO                                              5.150     10/01/2019     10/01/2005 1        50,183
----------------------------------------------------------------------------------------------------------------------
       25,000   CA GO                                              5.250     04/01/2018     10/01/2005 1        25,033
----------------------------------------------------------------------------------------------------------------------
       10,000   CA GO                                              5.250     04/01/2019     10/01/2005 1        10,013
----------------------------------------------------------------------------------------------------------------------
       10,000   CA GO                                              5.500     03/01/2009     09/01/2005 1        10,123
----------------------------------------------------------------------------------------------------------------------
       10,000   CA GO                                              5.500     04/01/2019     10/01/2005 1        10,045
----------------------------------------------------------------------------------------------------------------------
       35,000   CA GO                                              5.500     03/01/2020     09/01/2005 1        35,442
----------------------------------------------------------------------------------------------------------------------
        5,000   CA GO                                              5.500     03/01/2020     09/01/2005 1         5,061
----------------------------------------------------------------------------------------------------------------------
       15,000   CA GO                                              5.500     10/01/2022     10/01/2005 1        15,046
----------------------------------------------------------------------------------------------------------------------
       25,000   CA GO                                              5.625     10/01/2023     10/01/2006 1        25,995
----------------------------------------------------------------------------------------------------------------------
        5,000   CA GO                                              5.625     09/01/2024     09/01/2006 1         5,156
----------------------------------------------------------------------------------------------------------------------
       15,000   CA GO                                              5.750     03/01/2015     09/01/2005 2        15,188
----------------------------------------------------------------------------------------------------------------------
       35,000   CA GO                                              5.750     11/01/2017     11/01/2005 1        35,256
----------------------------------------------------------------------------------------------------------------------
       35,000   CA GO                                              5.750     11/01/2017     11/01/2005 1        35,256
----------------------------------------------------------------------------------------------------------------------
       25,000   CA GO                                              5.800     06/01/2013     12/01/2005 1        25,063
----------------------------------------------------------------------------------------------------------------------
      105,000   CA GO                                              5.900     04/01/2023     10/01/2005 1       105,536
----------------------------------------------------------------------------------------------------------------------
       75,000   CA GO 4                                            5.900     03/01/2025     09/01/2005 1        75,932
----------------------------------------------------------------------------------------------------------------------
       20,000   CA GO 4                                            6.000     08/01/2015     08/01/2005 1        20,517
----------------------------------------------------------------------------------------------------------------------
       20,000   CA GO                                              6.000     05/01/2018     11/01/2005 1        20,331
----------------------------------------------------------------------------------------------------------------------
       15,000   CA GO                                              6.000     10/01/2021     10/01/2005 1        15,079
----------------------------------------------------------------------------------------------------------------------
      605,000   CA GO                                              6.250     10/01/2019     10/01/2005 1       605,333
----------------------------------------------------------------------------------------------------------------------
       10,000   CA GO                                              6.800     11/01/2008     11/01/2005 1        10,200
----------------------------------------------------------------------------------------------------------------------
      125,000   CA Golden State Tobacco Securitization Corp.       5.500     06/01/2019     06/01/2007 1       131,021
----------------------------------------------------------------------------------------------------------------------
      700,000   CA Golden State Tobacco Securitization Corp. 4     5.750     06/01/2021     06/01/2008 1       753,865
----------------------------------------------------------------------------------------------------------------------
    4,280,000   CA Golden State Tobacco Securitization Corp. 4     6.250     06/01/2033     09/11/2012 2     4,774,340
----------------------------------------------------------------------------------------------------------------------
      815,000   CA Golden State Tobacco Securitization Corp.       6.625     06/01/2040     06/01/2013 1       931,920
----------------------------------------------------------------------------------------------------------------------
    2,125,000   CA Golden State Tobacco Securitization Corp.       6.750     06/01/2039     06/01/2013 1     2,447,575
----------------------------------------------------------------------------------------------------------------------
      300,000   CA Golden State Tobacco Securitization Corp.       7.800     06/01/2042     06/01/2013 1       372,723


             23 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                             EFFECTIVE
    PRINCIPAL                                                                                MATURITY*           VALUE
       AMOUNT                                                     COUPON       MATURITY    (UNAUDITED)      SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$   1,555,000   CA Golden State Tobacco Securitization Corp.       7.900%    06/01/2042     06/01/2013 1   $ 1,942,273
----------------------------------------------------------------------------------------------------------------------
    1,160,000   CA Golden State Tobacco Securitization
                Corp. (TASC)                                       7.875     06/01/2042     06/01/2013 1     1,446,972
----------------------------------------------------------------------------------------------------------------------
      500,000   CA Golden State Tobacco Securitization
                Corp. (TASC)                                       7.875     06/01/2042     06/01/2013 1       623,695
----------------------------------------------------------------------------------------------------------------------
       40,000   CA Health Facilities Financing Authority
                (Catholic Healthcare West) 4                       5.000     07/01/2021     01/01/2006 1        40,462
----------------------------------------------------------------------------------------------------------------------
       20,000   CA Health Facilities Financing Authority
                (Catholic Healthcare West), Series A 4             6.000     07/01/2025     07/01/2008 1        20,913
----------------------------------------------------------------------------------------------------------------------
       15,000   CA Health Facilities Financing Authority
                (Catholic Healthcare West)                         5.125     07/01/2024     07/01/2007 1        15,783
----------------------------------------------------------------------------------------------------------------------
       10,000   CA Health Facilities Financing Authority
                (Children's Hospital) 4                            5.375     07/01/2016     07/01/2006 1        10,410
----------------------------------------------------------------------------------------------------------------------
       10,000   CA Health Facilities Financing Authority
                (Children's Hospital) 4                            5.750     07/01/2023     09/01/2005 1        10,031
----------------------------------------------------------------------------------------------------------------------
       20,000   CA Health Facilities Financing Authority
                (Community Program) 4                              7.200     01/01/2012     08/01/2005 1        20,293
----------------------------------------------------------------------------------------------------------------------
       25,000   CA Health Facilities Financing Authority
                (Fellowship Homes)                                 6.000     09/01/2019     09/01/2006 1        26,143
----------------------------------------------------------------------------------------------------------------------
       20,000   CA Health Facilities Financing Authority
                (Mercy Senior Hsg.) 4                              5.800     12/01/2018     12/01/2005 1        20,111
----------------------------------------------------------------------------------------------------------------------
        5,000   CA Health Facilities Financing Authority
                (Small Facilities Loan), Series A 4                6.700     03/01/2011     09/01/2005 1         5,012
----------------------------------------------------------------------------------------------------------------------
       10,000   CA HFA 4                                           5.650     02/01/2008     08/01/2006 1        10,380
----------------------------------------------------------------------------------------------------------------------
       30,000   CA HFA 4                                           5.900     02/01/2009     08/01/2005 1        30,644
----------------------------------------------------------------------------------------------------------------------
       15,000   CA HFA (Multifamily Hsg.)                          5.400     08/01/2018     08/01/2008 1        15,598
----------------------------------------------------------------------------------------------------------------------
       30,000   CA HFA (Multifamily Hsg.) 4                        5.450     08/01/2028     08/01/2010 1        31,030
----------------------------------------------------------------------------------------------------------------------
      145,000   CA HFA (Multifamily Hsg.) 4                        5.950     08/01/2028     02/01/2009 1       149,942
----------------------------------------------------------------------------------------------------------------------
      130,000   CA HFA (Multifamily Hsg.) 4                        6.050     08/01/2016     08/01/2006 1       135,723
----------------------------------------------------------------------------------------------------------------------
       25,000   CA HFA (Multifamily Hsg.) 4                        6.050     08/01/2027     08/01/2006 1        26,169
----------------------------------------------------------------------------------------------------------------------
       10,000   CA HFA (Multifamily Hsg.) 4                        6.050     08/01/2038     02/01/2009 1        10,340
----------------------------------------------------------------------------------------------------------------------
       15,000   CA HFA (Multifamily Hsg.) 4                        6.150     08/01/2022     08/01/2006 1        15,507
----------------------------------------------------------------------------------------------------------------------
       25,000   CA HFA (Multifamily Hsg.) 4                        6.300     08/01/2026     02/01/2008 1        25,663
----------------------------------------------------------------------------------------------------------------------
       10,000   CA HFA (Single Family Mtg.), Series A 4            5.300     08/01/2018     02/01/2010 1        10,100
----------------------------------------------------------------------------------------------------------------------
       10,000   CA HFA (Single Family Mtg.), Series B 4            6.200     08/01/2014     10/01/2007 1        10,083
----------------------------------------------------------------------------------------------------------------------
    1,000,000   CA HFA, Series A                                   4.800     08/01/2012     08/01/2009 1     1,012,670
----------------------------------------------------------------------------------------------------------------------
        5,000   CA HFA, Series B                                   7.000     08/01/2014     02/01/2006 1         5,109
----------------------------------------------------------------------------------------------------------------------
      465,000   CA HFA, Series B 4                                 7.125     08/01/2024     08/01/2005 1       481,842
----------------------------------------------------------------------------------------------------------------------
        5,000   CA HFA, Series B-1 4                               5.200     08/01/2011     08/01/2009 1         5,030
----------------------------------------------------------------------------------------------------------------------
       45,000   CA Loan Purchasing Finance Authority 4             5.600     10/01/2014     10/01/2005 1        45,215


             24 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

                                                                                             EFFECTIVE
    PRINCIPAL                                                                                MATURITY*           VALUE
       AMOUNT                                                     COUPON       MATURITY    (UNAUDITED)      SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------
 CALIFORNIA Continued
 $     30,000   CA Maritime Infrastructure Authority
                (San Diego Unified Port District
                Airport-Lindbergh Field)                           5.000%    11/01/2020     11/01/2007 1   $    30,422
----------------------------------------------------------------------------------------------------------------------
       35,000   CA Maritime Infrastructure Authority
                (San Diego Unified Port District
                Airport-Lindbergh Field)                           5.250     11/01/2015     11/01/2005 1        35,842
----------------------------------------------------------------------------------------------------------------------
       10,000   CA Maritime Infrastructure Authority
                (Santa Cruz Port District)                         5.750     05/01/2024     05/01/2014 1        10,119
----------------------------------------------------------------------------------------------------------------------
      535,000   CA Pollution Control Financing Authority
                (General Motors Corp.)                             5.500     04/01/2008     04/01/2008         535,696
----------------------------------------------------------------------------------------------------------------------
       30,000   CA Pollution Control Financing Authority
                (Sacramento Biosolids Facility) 4                  5.300     12/01/2017     12/01/2012 1        31,607
----------------------------------------------------------------------------------------------------------------------
      130,000   CA Pollution Control Financing Authority
                (San Diego Gas & Electric Company) 4               5.850     06/01/2021     12/01/2005 1       130,296
----------------------------------------------------------------------------------------------------------------------
       20,000   CA Pollution Control Financing Authority
                (Southern California Edison Company) 4             5.550     09/01/2031     09/01/2011 1        21,465
----------------------------------------------------------------------------------------------------------------------
      375,000   CA Pollution Control Financing Authority
                (Southern California Edison Company) 4             6.000     07/01/2027     01/01/2006 1       376,163
----------------------------------------------------------------------------------------------------------------------
      700,000   CA Pollution Control Financing Authority
                (Southern California Edison Company) 4             6.400     12/01/2024     12/01/2005 1       702,688
----------------------------------------------------------------------------------------------------------------------
      550,000   CA Pollution Control Financing Authority
                (Southern California Edison Company) 4             6.400     12/01/2024     12/01/2005 1       558,250
----------------------------------------------------------------------------------------------------------------------
      225,000   CA Pollution Control Financing Authority
                (Southern California Edison Company) 4             6.400     12/01/2024     12/01/2005 1       230,090
----------------------------------------------------------------------------------------------------------------------
       10,000   CA Pollution Control Financing Authority
                (Southern California Edison Company) 4             6.900     12/01/2017     12/01/2005 1        10,142
----------------------------------------------------------------------------------------------------------------------
       20,000   CA Pollution Control Financing Authority
                (Southern California Water Company) 4              5.500     12/01/2026     12/01/2005 1        20,138
----------------------------------------------------------------------------------------------------------------------
      380,000   CA Public Works (Department of Corrections)        5.250     01/01/2021     01/01/2006 1       383,576
----------------------------------------------------------------------------------------------------------------------
    1,015,000   CA Public Works (Department of Corrections)        5.500     01/01/2017     01/01/2006 1     1,046,475
----------------------------------------------------------------------------------------------------------------------
       35,000   CA Public Works (Department of Corrections) 4      5.500     06/01/2019     06/01/2006 1        35,428
----------------------------------------------------------------------------------------------------------------------
      200,000   CA Public Works (Department of Corrections) 4      5.500     06/01/2019     12/01/2005 1       202,448
----------------------------------------------------------------------------------------------------------------------
       15,000   CA Public Works
                (Department of Corrections-State Prison) 4         5.500     06/01/2019     06/01/2006 1        15,168
----------------------------------------------------------------------------------------------------------------------
       50,000   CA Public Works
                (Department of Food & Agriculture) 4               5.400     06/01/2013     12/01/2005 1        50,100
----------------------------------------------------------------------------------------------------------------------
      345,000   CA Public Works
                (Department of Justice Building) 4                 5.625     05/01/2020     11/01/2005 1       349,233
----------------------------------------------------------------------------------------------------------------------
       70,000   CA Public Works (State Universities)               5.000     06/01/2023     06/01/2006 1        70,036
----------------------------------------------------------------------------------------------------------------------
       85,000   CA Public Works (State Universities)               5.375     10/01/2017     10/01/2006 1        89,077


             25 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                             EFFECTIVE
    PRINCIPAL                                                                                MATURITY*           VALUE
       AMOUNT                                                     COUPON       MATURITY    (UNAUDITED)      SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$     120,000   CA Public Works (State Universities) 4             5.500%    12/01/2018     12/01/2005 1   $   120,632
----------------------------------------------------------------------------------------------------------------------
       25,000   CA Public Works (State Universities) 4             5.500     06/01/2021     12/01/2005 1        25,032
----------------------------------------------------------------------------------------------------------------------
      230,000   CA Public Works (State Universities)               5.500     06/01/2021     12/01/2005 1       230,492
----------------------------------------------------------------------------------------------------------------------
       15,000   CA Resource Efficiency Financing Authority 4       6.000     07/01/2017     01/01/2006 1        15,191
----------------------------------------------------------------------------------------------------------------------
      100,000   CA Statewide CDA (Bouquet Canyon) 4                5.300     07/01/2018     07/01/2010 1       103,328
----------------------------------------------------------------------------------------------------------------------
       95,000   CA Statewide CDA (CA Odd Fellow Hsg.) 4            5.375     10/01/2013     10/01/2005 1        95,220
----------------------------------------------------------------------------------------------------------------------
       25,000   CA Statewide CDA (CA Odd Fellow Hsg.) 4            5.500     10/01/2023     10/01/2005 1        25,048
----------------------------------------------------------------------------------------------------------------------
       50,000   CA Statewide CDA (Cedars-Sinai Medical Center)     5.250     11/01/2017     11/01/2005 1        50,108
----------------------------------------------------------------------------------------------------------------------
      400,000   CA Statewide CDA (East Valley Tourist) 4          11.000     10/01/2020     03/01/2007 2       411,812
----------------------------------------------------------------------------------------------------------------------
       50,000   CA Statewide CDA (Eastfield Ming Quong)            5.625     06/01/2020     06/01/2006 1        52,050
----------------------------------------------------------------------------------------------------------------------
       20,000   CA Statewide CDA (Escrow Term)                     6.750     09/01/2037     09/01/2014 1        20,656
----------------------------------------------------------------------------------------------------------------------
      400,000   CA Statewide CDA (Fairfield Apartments) 4          6.500     01/01/2016     10/10/2011 2       407,704
----------------------------------------------------------------------------------------------------------------------
      250,000   CA Statewide CDA (Live Oak School) 4               6.750     10/01/2030     10/01/2011 1       267,128
----------------------------------------------------------------------------------------------------------------------
      100,000   CA Statewide CDA (Quail Ridge Apartments)          5.375     07/01/2032     07/01/2014 1       102,560
----------------------------------------------------------------------------------------------------------------------
      500,000   CA Statewide CDA (Rio Bravo) 4                     6.300     12/01/2018     12/01/2005 1       510,205
----------------------------------------------------------------------------------------------------------------------
       25,000   CA Statewide CDA
                (Sutter Health Obligated Group) 4                  5.500     08/15/2022     08/15/2005 1        25,550
----------------------------------------------------------------------------------------------------------------------
      335,000   CA Statewide CDA (Sycamore) 4                      6.000     03/20/2038     03/20/2017 1       368,798
----------------------------------------------------------------------------------------------------------------------
       50,000   CA Statewide CDA (United Airlines) 4,6,7           5.700     10/01/2033     10/01/2033          32,589
----------------------------------------------------------------------------------------------------------------------
      155,000   CA Statewide CDA COP
                (Motion Picture & TV Fund) 4                       5.375     01/01/2020     01/01/2006 1       156,474
----------------------------------------------------------------------------------------------------------------------
      105,000   CA Statewide CDA COP
                (Salk Institute for Biological Studies)            6.100     07/01/2014     07/01/2006 1       107,039
----------------------------------------------------------------------------------------------------------------------
      180,000   CA Statewide CDA COP
                (Salk Institute for Biological Studies) 4          6.200     07/01/2024     01/01/2006 1       182,315
----------------------------------------------------------------------------------------------------------------------
      500,000   CA Statewide CDA COP INFLOS 4                      9.100 8   10/01/2011     03/15/2010 3       593,990
----------------------------------------------------------------------------------------------------------------------
      950,000   CA Statewide Financing Authority
                Tobacco Settlement (TASC) 4                        5.625     05/01/2029     04/04/2011 2       992,741
----------------------------------------------------------------------------------------------------------------------
      635,000   CA Statewide Financing Authority
                Tobacco Settlement (TASC)                          5.625     05/01/2029     07/30/2010 2       663,569
----------------------------------------------------------------------------------------------------------------------
      250,000   CA Statewide Financing Authority
                Tobacco Settlement (TASC)                          6.000     05/01/2037     05/01/2012 1       264,308
----------------------------------------------------------------------------------------------------------------------
       10,000   CA Universities & Colleges                         5.800     09/01/2007     09/01/2005 1        10,021
----------------------------------------------------------------------------------------------------------------------
       50,000   CA University & Colleges Student Union             5.400     03/01/2016     03/01/2006 1        51,729
----------------------------------------------------------------------------------------------------------------------
       30,000   CA University & Colleges Student Union             5.400     03/01/2021     03/01/2006 1        31,010
----------------------------------------------------------------------------------------------------------------------
       25,000   CA University
                (California State University Institute)            5.375     10/01/2027     10/01/2005 1        25,588
----------------------------------------------------------------------------------------------------------------------
       25,000   CA University (Northridge)                         5.000     11/01/2022     11/01/2007 1        26,360
----------------------------------------------------------------------------------------------------------------------
       45,000   CA Valley Health System COP 4                      6.875     05/15/2023     11/15/2005 1        45,067
----------------------------------------------------------------------------------------------------------------------
      425,000   CA Valley Health System, Series A 4                6.500     05/15/2025     05/15/2008 1       444,550


             26 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

                                                                                             EFFECTIVE
    PRINCIPAL                                                                                MATURITY*           VALUE
       AMOUNT                                                     COUPON       MATURITY    (UNAUDITED)      SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$     100,000   CA Veterans GO                                     4.700%    12/01/2012     12/01/2005 1   $   100,044
----------------------------------------------------------------------------------------------------------------------
       90,000   CA Veterans GO                                     5.125     12/01/2019     12/01/2005 1        90,039
----------------------------------------------------------------------------------------------------------------------
    1,000,000   CA Veterans GO, Series B 4                         5.450     12/01/2017     12/01/2005 1     1,022,020
----------------------------------------------------------------------------------------------------------------------
       90,000   CA Veterans GO, Series BH                          5.500     12/01/2024     12/01/2005 1        90,875
----------------------------------------------------------------------------------------------------------------------
      135,000   CA Veterans GO, Series BH 4                        5.600     12/01/2032     12/01/2005 1       136,169
----------------------------------------------------------------------------------------------------------------------
      105,000   CA Veterans GO, Series BP 4                        5.500     12/01/2026     12/01/2005 1       105,082
----------------------------------------------------------------------------------------------------------------------
       10,000   CA Veterans GO, Series BT 4                        5.100     12/01/2013     12/01/2006 1        10,175
----------------------------------------------------------------------------------------------------------------------
      790,000   CA Veterans GO, Series BT                          5.375     12/01/2016     12/01/2005 1       804,560
----------------------------------------------------------------------------------------------------------------------
      140,000   CA Veterans GO, Series BX 4                        5.500     12/01/2031     06/01/2007 1       142,822
----------------------------------------------------------------------------------------------------------------------
       15,000   CA Veterans GO, Series BZ                          5.350     12/01/2021     06/01/2008 1        15,323
----------------------------------------------------------------------------------------------------------------------
       50,000   CA Water Resource Devel. GO, Series N 4            5.500     06/01/2011     12/02/2005 1        50,114
----------------------------------------------------------------------------------------------------------------------
       25,000   CA Water Resource Devel. GO, Series P              5.800     06/01/2014     12/01/2005 1        25,063
----------------------------------------------------------------------------------------------------------------------
       50,000   CA Water Resource Devel. GO, Series Q              5.000     03/01/2016     09/02/2005 1        50,053
----------------------------------------------------------------------------------------------------------------------
       10,000   Calabasas Special Tax                              6.250     09/01/2018     09/01/2011 1        10,662
----------------------------------------------------------------------------------------------------------------------
       45,000   Calabasas Special Tax                              6.250     09/01/2031     09/01/2013 1        47,644
----------------------------------------------------------------------------------------------------------------------
      730,000   Calaveras County Special Tax Community
                Facilities District No. 2                          7.000     09/01/2026     09/01/2011 1       809,475
----------------------------------------------------------------------------------------------------------------------
       50,000   Calleguas-Las Virgines Public Financing
                Authority Municipal Water District                 5.000     11/01/2023     07/30/2010 2        52,701
----------------------------------------------------------------------------------------------------------------------
       30,000   Camarillo Hsg. (Park Glenn Apartments)             5.400     03/01/2028     03/01/2008 1        30,490
----------------------------------------------------------------------------------------------------------------------
       60,000   Camrosa Water District                             5.500     01/15/2011     01/15/2011          61,340
----------------------------------------------------------------------------------------------------------------------
      130,000   Carlsbad Hsg. & Redevel. Commission
                Tax Allocation                                     5.250     09/01/2019     09/01/2005 1       130,265
----------------------------------------------------------------------------------------------------------------------
      110,000   Carson Improvement Bond Act                        7.375     09/02/2022     09/02/2005 1       118,525
----------------------------------------------------------------------------------------------------------------------
       85,000   Castaic Union School District 4                    8.500     10/01/2013     10/01/2005 1        85,315
----------------------------------------------------------------------------------------------------------------------
        5,000   Central CA Joint Powers Health Financing
                Authority COP (FCH/CCH/SCH/CALC/SMCH
                Obligated Group) 4                                 5.500     02/01/2015     08/01/2005 1         5,004
----------------------------------------------------------------------------------------------------------------------
       25,000   Central Valley Financing Authority
                Cogeneration Project (Carson Ice) 4                5.200     07/01/2020     01/01/2006 1        25,046
----------------------------------------------------------------------------------------------------------------------
       60,000   Chico (Walker Senior Hsg. Corp.) 4                 5.700     11/01/2023     11/01/2005 1        60,208
----------------------------------------------------------------------------------------------------------------------
       40,000   Chino Hills Improvement Bond Act 1915              7.500     09/02/2016     09/02/2005 1        41,293
----------------------------------------------------------------------------------------------------------------------
       45,000   Chula Vista Improvement Bond Act 1915              6.150     09/02/2029     09/02/2005 1        46,484
----------------------------------------------------------------------------------------------------------------------
      500,000   Chula Vista Redevel. Agency (Bayfront) 4           8.250     05/01/2024     11/01/2005 1       532,250
----------------------------------------------------------------------------------------------------------------------
       60,000   Chula Vista Special Tax                            7.625     09/01/2029     09/01/2009 1        70,823
----------------------------------------------------------------------------------------------------------------------
       15,000   Clayton Redevel. Agency 4                          5.500     08/01/2024     08/01/2005 1        15,186
----------------------------------------------------------------------------------------------------------------------
      570,000   Coalinga Regional Medical Center COP 4             5.000     09/01/2014     09/01/2008 3       567,834
----------------------------------------------------------------------------------------------------------------------
      100,000   Colton Joint Unified School District               5.700     09/01/2034     09/01/2013 1       101,517
----------------------------------------------------------------------------------------------------------------------
       30,000   Colton Public Financing Authority                  5.300     08/01/2027     08/01/2008 1        32,071
----------------------------------------------------------------------------------------------------------------------
      500,000   Compton Community Redevel. Agency
                Tax Allocation                                     6.500     08/01/2013     08/01/2006 1       511,595


             27 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                             EFFECTIVE
    PRINCIPAL                                                                                MATURITY*           VALUE
       AMOUNT                                                     COUPON       MATURITY    (UNAUDITED)      SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$      95,000   Contra Costa County Multifamily Hsg.
                (Crescent Park Apartments) 4                       7.800%    12/20/2014     12/20/2005 1   $    99,010
----------------------------------------------------------------------------------------------------------------------
       15,000   Contra Costa Water District                        5.000     10/01/2022     10/01/2007 1        15,535
----------------------------------------------------------------------------------------------------------------------
       30,000   Crescent City Public Financing Authority           7.750     09/15/2012     09/15/2005 1        30,076
----------------------------------------------------------------------------------------------------------------------
       20,000   Culver City Unified School District GO 4           5.700     08/01/2025     08/01/2007 1        21,128
----------------------------------------------------------------------------------------------------------------------
       25,000   Davis Joint Unified School District                6.100     08/15/2023     08/15/2005 1        25,209
----------------------------------------------------------------------------------------------------------------------
      235,000   Duarte COP (Hope National Medical Center)          5.250     04/01/2024     04/01/2009 1       241,439
----------------------------------------------------------------------------------------------------------------------
       15,000   Duarte Hsg. (Heritage Park Apartments)             5.850     05/01/2030     11/01/2007 1        15,620
----------------------------------------------------------------------------------------------------------------------
       25,000   East Bay Municipal Utility District                5.000     06/01/2013     06/01/2006 1        25,949
----------------------------------------------------------------------------------------------------------------------
       10,000   East Bay Municipal Utility District                5.000     06/01/2026     06/01/2006 1        10,331
----------------------------------------------------------------------------------------------------------------------
      125,000   Eastern CA Municipal Water District 4              5.875     09/01/2034     09/01/2005 1       127,528
----------------------------------------------------------------------------------------------------------------------
       10,000   El Cajon Redevel. Agency (El Cajon Redevel.)       5.350     10/01/2022     10/01/2005 1        10,239
----------------------------------------------------------------------------------------------------------------------
       15,000   El Centro Redevel. Agency 4                        5.500     11/01/2026     11/01/2008 1        15,692
----------------------------------------------------------------------------------------------------------------------
       50,000   El Monte Public Financing Authority                5.750     06/01/2028     06/01/2010 1        51,213
----------------------------------------------------------------------------------------------------------------------
       25,000   El Monte Public Financing Authority
                (El Monte Community Redevel.)                      5.750     06/01/2028     06/01/2010 1        25,607
----------------------------------------------------------------------------------------------------------------------
       10,000   Elk Grove Special Tax (East Franklin Community)    5.850     08/01/2036     08/01/2009 1        10,220
----------------------------------------------------------------------------------------------------------------------
       75,000   Elk Grove Special Tax (East Franklin Community)    6.000     08/01/2033     08/01/2007 1        79,676
----------------------------------------------------------------------------------------------------------------------
       25,000   Emeryville Public Financing Authority              6.100     09/01/2012     09/01/2005 1        25,557
----------------------------------------------------------------------------------------------------------------------
      145,000   Emeryville Public Financing Authority 4            6.200     09/01/2025     09/01/2006 1       148,289
----------------------------------------------------------------------------------------------------------------------
    1,000,000   Escondido Joint Powers Financing
                Authority (California Center for the Arts)         6.000     09/01/2018     09/01/2005 1     1,025,710
----------------------------------------------------------------------------------------------------------------------
       50,000   Etiwanda School District Facilities
                District No. 7 Special Tax 4                       5.900     09/01/2031     09/01/2011 1        52,003
----------------------------------------------------------------------------------------------------------------------
       20,000   Folsom Special Tax Community Facilities
                District No. 7 4                                   6.000     09/01/2024     09/01/2011 1        21,345
----------------------------------------------------------------------------------------------------------------------
       25,000   Foster City Community Devel. Agency
                (Metro Center Senior Homes)                        6.750     09/01/2020     09/01/2005 1        25,576
----------------------------------------------------------------------------------------------------------------------
       25,000   Fullerton Community Facilities
                District No. 1 Special Tax (Amerige Heights) 4     6.200     09/01/2032     09/01/2012 1        25,998
----------------------------------------------------------------------------------------------------------------------
       80,000   Fullerton School District Special Tax              6.300     09/01/2023     09/01/2013 1        86,974
----------------------------------------------------------------------------------------------------------------------
       30,000   Garden Grove COP
                (Bahia Village/Emerald Isle) 4                     5.700     08/01/2023     08/01/2005 1        30,005
----------------------------------------------------------------------------------------------------------------------
      880,000   Hawthorne Community Redevel.
                Agency Special Tax 4                               6.750     10/01/2025     10/01/2005 1       935,660
----------------------------------------------------------------------------------------------------------------------
       45,000   Hayward Improvement Bond Act 1915                  7.100     09/02/2018     09/02/2005 1        45,987
----------------------------------------------------------------------------------------------------------------------
        5,000   Horicon Elementary School District                 6.100     08/01/2021     08/01/2007 1         5,203
----------------------------------------------------------------------------------------------------------------------
       10,000   Indian Wells Redevel. Agency Tax Allocation        5.375     12/01/2022     12/01/2005 1        10,275
----------------------------------------------------------------------------------------------------------------------
      150,000   Irvine GO                                          5.550     09/02/2026     09/02/2013 1       154,373


             28 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

                                                                                             EFFECTIVE
    PRINCIPAL                                                                                MATURITY*           VALUE
       AMOUNT                                                     COUPON       MATURITY    (UNAUDITED)      SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$      20,000   Irvine Improvement Bond Act 1915                   5.600%    09/02/2022     09/02/2014 1   $    20,420
----------------------------------------------------------------------------------------------------------------------
       15,000   Irvine Improvement Bond Act 1915                   5.625     09/02/2024     09/02/2013 1        15,145
----------------------------------------------------------------------------------------------------------------------
       50,000   Kern County (Fire Department) COP                  5.250     05/01/2015     05/01/2007 1        52,375
----------------------------------------------------------------------------------------------------------------------
       30,000   La Habra Redevel. Agency                           5.300     09/01/2007     09/02/2005 1        30,039
----------------------------------------------------------------------------------------------------------------------
       30,000   La Habra Redevel. Agency Community
                Facilities District                                6.000     09/01/2014     09/02/2005 1        30,038
----------------------------------------------------------------------------------------------------------------------
       15,000   La Quinta Redevel. Agency Tax Allocation           5.200     09/01/2028     09/01/2007 1        15,808
----------------------------------------------------------------------------------------------------------------------
      530,000   Lake Elsinore Public Financing Authority,
                Series F 4                                         7.100     09/01/2020     09/01/2007 1       572,156
----------------------------------------------------------------------------------------------------------------------
       25,000   Lake Elsinore Redevel. Agency                      6.050     10/01/2024     10/01/2011 1        26,284
----------------------------------------------------------------------------------------------------------------------
       90,000   Lake Elsinore Unified School District              6.000     09/01/2034     09/01/2005 1        91,809
----------------------------------------------------------------------------------------------------------------------
       15,000   Lakeside Union Elementary School District 4        6.750     09/01/2026     09/01/2005 1        15,180
----------------------------------------------------------------------------------------------------------------------
       35,000   Lancaster Community Facilities District
                Special Tax                                        6.000     10/01/2016     10/01/2008 1        36,661
----------------------------------------------------------------------------------------------------------------------
       20,000   Lancaster Redevel. Agency
                (Desert Sands Mobile Home Park)                    6.375     11/01/2027     11/01/2009 1        20,339
----------------------------------------------------------------------------------------------------------------------
      250,000   Lathrop Financing Authority (Water Supply)         6.000     06/01/2035     06/01/2013 1       262,968
----------------------------------------------------------------------------------------------------------------------
       25,000   Lathrop Improvement Bond (Mossdale Village)        6.125     09/02/2028     09/02/2005 1        25,755
----------------------------------------------------------------------------------------------------------------------
       10,000   Lincoln IBA Public Financing Authority
                (Twelve Bridges)                                   6.200     09/02/2025     09/02/2009 1        10,583
----------------------------------------------------------------------------------------------------------------------
      250,000   Lincoln Special Tax                                5.900     09/01/2024     09/01/2015 1       266,115
----------------------------------------------------------------------------------------------------------------------
       20,000   Livermore Community Facilities District
                Special Tax                                        6.400     09/01/2026     09/01/2010 1        21,039
----------------------------------------------------------------------------------------------------------------------
       10,000   Loma Linda Collateralized Loan (Redlands) 4        7.375     06/01/2009     12/01/2005 1        10,120
----------------------------------------------------------------------------------------------------------------------
      185,000   Loma Linda Hospital
                (Loma Linda University Medical Center) 4           5.375     12/01/2022     12/01/2005 1       188,929
----------------------------------------------------------------------------------------------------------------------
       10,000   Loma Linda Hospital
                (Loma Linda University Medical Center)             6.000     12/01/2023     12/01/2005 1        10,019
----------------------------------------------------------------------------------------------------------------------
       50,000   Long Beach Airport COP 4                           5.000     06/01/2016     12/01/2005 1        50,084
----------------------------------------------------------------------------------------------------------------------
       25,000   Long Beach Special Tax Community
                Facilities District No. 6 4                        6.250     10/01/2026     10/01/2012 1        25,984
----------------------------------------------------------------------------------------------------------------------
       25,000   Long Beach Unified School District                 5.250     08/01/2029     08/01/2007 1        26,383
----------------------------------------------------------------------------------------------------------------------
      150,000   Los Angeles Community Facilities District
                Special Tax (Cascade Business Park) 4              6.400     09/01/2022     09/01/2007 1       157,539
----------------------------------------------------------------------------------------------------------------------
       95,000   Los Angeles County COP 4                           5.800     12/01/2023     12/01/2005 1        95,479
----------------------------------------------------------------------------------------------------------------------
       10,000   Los Angeles County MTA                             5.000     07/01/2023     07/01/2009 1        10,564
----------------------------------------------------------------------------------------------------------------------
       40,000   Los Angeles County Public Works
                Financing Authority, Series B                      5.250     09/01/2014     09/01/2006 1        41,848
----------------------------------------------------------------------------------------------------------------------
      140,000   Los Angeles Department of Airports
                (Los Angeles International Airport) 4              5.500     05/15/2009     11/15/2005 1       141,688


             29 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                             EFFECTIVE
    PRINCIPAL                                                                                MATURITY*           VALUE
       AMOUNT                                                     COUPON       MATURITY    (UNAUDITED)      SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
 $    100,000   Los Angeles Department of Airports
                (Ontario International Airport)                    5.900%    05/15/2011     05/15/2006 1   $   103,191
----------------------------------------------------------------------------------------------------------------------
       85,000   Los Angeles Department of Airports
                (Ontario International Airport) 4                  6.000     05/15/2026     05/15/2006 1        87,689
----------------------------------------------------------------------------------------------------------------------
       15,000   Los Angeles Department of Water & Power            4.750     08/15/2017     08/15/2005 1        15,022
----------------------------------------------------------------------------------------------------------------------
       30,000   Los Angeles Department of Water & Power 4          5.000     10/15/2011     10/15/2005 1        30,132
----------------------------------------------------------------------------------------------------------------------
       10,000   Los Angeles Harbor Department, Series B            5.375     11/01/2023     11/01/2006 1        10,318
----------------------------------------------------------------------------------------------------------------------
    1,000,000   Los Angeles Harbor Department, Series B 4          6.000     08/01/2014     08/01/2006 1     1,038,540
----------------------------------------------------------------------------------------------------------------------
       50,000   Los Angeles Harbor Department, Series B            6.000     08/01/2015     08/01/2006 1        51,921
----------------------------------------------------------------------------------------------------------------------
      150,000   Los Angeles Harbor Department, Series B 4          5.375     11/01/2015     11/01/2006 1       154,943
----------------------------------------------------------------------------------------------------------------------
       10,000   Los Angeles Mtg. (Section 8) 4                     5.350     07/01/2022     01/01/2006 1        10,007
----------------------------------------------------------------------------------------------------------------------
      100,000   Los Angeles Regional Airports
                Improvement Corp. (Laxfuel Corp.) 4                5.250     01/01/2023     01/01/2012 1       103,603
----------------------------------------------------------------------------------------------------------------------
      145,000   Los Angeles Regional Airports
                Improvement Corp. (Laxfuel Corp.) 4                6.375     01/01/2024     01/01/2006 1       146,850
----------------------------------------------------------------------------------------------------------------------
       95,000   Los Angeles Single Family Mtg.
                (Government National Mortgage Assn.-
                GNMA & FNMA Mtg. Backed), Series A 4               6.875     06/01/2025     12/01/2005 1        95,043
----------------------------------------------------------------------------------------------------------------------
       50,000   Los Angeles USD GO                                 5.000     07/01/2023     07/01/2008 1        53,475
----------------------------------------------------------------------------------------------------------------------
       45,000   Los Angeles Wastewater System 4                    4.700     11/01/2017     11/01/2005 1        45,077
----------------------------------------------------------------------------------------------------------------------
       35,000   M-S-R Public Power Agency (San Juan) 4             6.000     07/01/2022     01/01/2006 1        35,459
----------------------------------------------------------------------------------------------------------------------
       40,000   Madera County COP
                (Valley Children's Hospital) 4                     5.750     03/15/2028     09/15/2005 1        40,925
----------------------------------------------------------------------------------------------------------------------
      100,000   Merced Irrigation District                         5.350     09/01/2009     09/01/2005 1       102,141
----------------------------------------------------------------------------------------------------------------------
       50,000   Merced Irrigation District 4                       6.200     09/01/2016     09/01/2005 1        51,078
----------------------------------------------------------------------------------------------------------------------
       75,000   Mill Valley COP (The Redwoods)                     5.750     12/01/2020     12/01/2006 1        79,202
----------------------------------------------------------------------------------------------------------------------
       10,000   Milpitas Improvement Bond Act 1915                 5.700     09/02/2018     09/02/2005 1        10,311
----------------------------------------------------------------------------------------------------------------------
      440,000   Modesto Irrigation District COP 4                  5.300     07/01/2022     01/01/2006 1       440,827
----------------------------------------------------------------------------------------------------------------------
       10,000   Montclair Redevel. Agency
                (Augusta Homes Villa Del Arroyo) 4                 6.100     11/15/2037     11/15/2014 1        10,465
----------------------------------------------------------------------------------------------------------------------
       25,000   Montclair Redevel. Agency Mobile Home
                Park (Hacienda Mobile Home Park)                   6.000     11/15/2029     11/15/2014 1        26,111
----------------------------------------------------------------------------------------------------------------------
      115,000   Montclair Redevel. Agency Tax Allocation
                (Redevel. Project Area III) 4                      5.500     12/01/2027     12/01/2006 1       120,491
----------------------------------------------------------------------------------------------------------------------
       10,000   Montebello Community Redevel. Agency
                (South Montebello)                                 5.500     09/01/2022     09/01/2011 1        10,204
----------------------------------------------------------------------------------------------------------------------
       10,000   Monterey County COP (Sheriffs Facility)            5.000     12/01/2014     12/01/2005 1        10,070
----------------------------------------------------------------------------------------------------------------------
       10,000   Monterey Joint Powers Financing Authority
                (Materials Recovery Facilities) 4                  5.500     03/01/2010     09/01/2005 1        10,141
----------------------------------------------------------------------------------------------------------------------
       45,000   Monterey Joint Powers Financing Authority
                (Materials Recovery Facilities) 4                  5.600     03/01/2012     09/01/2005 1        45,849
----------------------------------------------------------------------------------------------------------------------
       50,000   Monterey Joint Powers Financing Authority
                (Materials Recovery Facilities) 4                  5.600     03/01/2013     09/01/2005 1        51,064


             30 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

                                                                                             EFFECTIVE
    PRINCIPAL                                                                                MATURITY*           VALUE
       AMOUNT                                                     COUPON       MATURITY    (UNAUDITED)      SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$      65,000   Monterey Joint Powers Financing
                Authority (Materials Recovery Facilities)          5.700%    03/01/2015     09/01/2005 1   $    66,702
----------------------------------------------------------------------------------------------------------------------
       20,000   Monterey Joint Powers Financing
                Authority (Materials Recovery Facilities) 4        5.700     03/01/2016     09/01/2005 1        20,573
----------------------------------------------------------------------------------------------------------------------
       10,000   Moorpark Mobile Home (Villa Del Arroyo)            7.050     05/15/2035     08/17/2029 3         9,999
----------------------------------------------------------------------------------------------------------------------
       55,000   Moreno Valley Special Tax
                (Towngate Community Facilities) 4                  6.125     12/01/2021     12/01/2005 1        55,626
----------------------------------------------------------------------------------------------------------------------
       50,000   Morgan Hill Improvement Bond Act 1915              5.600     09/02/2018     09/02/2005 1        50,322
----------------------------------------------------------------------------------------------------------------------
      100,000   Morgan Hill Improvement Bond Act 1915 4            6.100     09/02/2010     09/02/2005 1       102,287
----------------------------------------------------------------------------------------------------------------------
       25,000   Morgan Hill Redevel. Agency
                (LaCrosse Village) 4                               6.450     12/01/2027     12/01/2005 1        25,874
----------------------------------------------------------------------------------------------------------------------
       25,000   Murieta Valley Unified School District             6.300     09/01/2024     03/01/2012 1        27,366
----------------------------------------------------------------------------------------------------------------------
       10,000   Murrieta Community Facilities District
                (Bluestone)                                        6.300     09/01/2031     09/01/2013 1        10,589
----------------------------------------------------------------------------------------------------------------------
       50,000   Murrieta Improvement Bond Act 1915                 6.375     09/01/2031     09/01/2011 1        53,378
----------------------------------------------------------------------------------------------------------------------
       25,000   Murrieta Improvement Bond Act 1915                 6.500     09/02/2030     09/02/2005 1        25,767
----------------------------------------------------------------------------------------------------------------------
       10,000   Needles Public Utility Authority                   6.650     02/01/2032     02/01/2009 1        10,242
----------------------------------------------------------------------------------------------------------------------
      250,000   Norco Special Tax                                  7.000     09/01/2033     09/01/2012 1       280,570
----------------------------------------------------------------------------------------------------------------------
       75,000   Northern CA Power Agency (Hydroelectric)           5.125     07/01/2023     07/01/2008 1        79,033
----------------------------------------------------------------------------------------------------------------------
       15,000   Northern CA Tobacco Securitization
                Authority (TASC), Series A                         5.250     06/01/2031     04/26/2010 2        15,225
----------------------------------------------------------------------------------------------------------------------
      120,000   Northern CA Tobacco Securitization
                Authority (TASC), Series B                         5.000     06/01/2028     04/26/2010 2       121,598
----------------------------------------------------------------------------------------------------------------------
      195,000   Norwalk Community Facilities Financing
                Authority, Series B 4                              7.400     09/15/2025     09/15/2005 1       199,604
----------------------------------------------------------------------------------------------------------------------
       35,000   Novato GO                                          5.000     08/01/2012     08/01/2005 1        35,889
----------------------------------------------------------------------------------------------------------------------
      250,000   Oakland Unified School District 4                  5.000     08/01/2013     08/01/2005 1       252,980
----------------------------------------------------------------------------------------------------------------------
       50,000   Olivenhain Municipal Water District
                Bond Act 1915 4                                    5.450     09/02/2027     09/02/2009 1        51,597
----------------------------------------------------------------------------------------------------------------------
       50,000   Olivenhain Municipal Water District COP            5.125     06/01/2028     06/01/2006 1        51,223
----------------------------------------------------------------------------------------------------------------------
       25,000   Orange County Community Facilities
                District (Ladera Ranch)                            5.550     08/15/2033     08/15/2012 1        25,755
----------------------------------------------------------------------------------------------------------------------
       25,000   Orange County Recovery COP 4                       5.875     07/01/2019     07/01/2006 1        26,167
----------------------------------------------------------------------------------------------------------------------
      250,000   Orange County Recovery COP 4                       6.000     07/01/2026     07/01/2006 1       261,513
----------------------------------------------------------------------------------------------------------------------
    1,415,000   Oxnard Harbor District                             5.550     08/01/2013     08/01/2007 1     1,485,524
----------------------------------------------------------------------------------------------------------------------
       40,000   Oxnard School District COP                         5.550     08/01/2021     08/01/2005 1        40,818
----------------------------------------------------------------------------------------------------------------------
       40,000   Palm Desert Financing Authority Various
                Assessment & Community Facilities Districts        6.000     10/01/2020     10/01/2009 1        41,221
----------------------------------------------------------------------------------------------------------------------
       40,000   Palm Springs Unified School District GO 4          5.300     02/01/2017     08/01/2005 1        40,882
----------------------------------------------------------------------------------------------------------------------
      100,000   Palo Alto Improvement Bond Act 1915
                (University Ave. Area)                             5.100     09/02/2024     09/02/2005 1       102,143
----------------------------------------------------------------------------------------------------------------------
      100,000   Palo Alto Improvement Bond Act 1915
                (University Ave. Area)                             5.125     09/02/2025     09/02/2005 1       102,160


             31 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                             EFFECTIVE
    PRINCIPAL                                                                                MATURITY*           VALUE
       AMOUNT                                                     COUPON       MATURITY    (UNAUDITED)      SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$      15,000   Paramount Multifamily Hsg.
                (Prince Twin Towers Property) 4                    5.700%    02/20/2033     08/20/2009 1   $    15,419
----------------------------------------------------------------------------------------------------------------------
       25,000   Perris Community Facilities District
                Special Tax                                        6.375     09/01/2032     09/01/2013 1        26,833
----------------------------------------------------------------------------------------------------------------------
      170,000   Perris Public Financing Authority                  7.875     09/01/2025     09/01/2005 1       174,112
----------------------------------------------------------------------------------------------------------------------
      125,000   Pittsburg Infrastructure Financing
                Authority, Series B 4                              6.000     09/02/2024     09/02/2010 1       128,753
----------------------------------------------------------------------------------------------------------------------
       10,000   Placentia Public Financing Authority               5.450     09/01/2015     09/01/2006 1        10,468
----------------------------------------------------------------------------------------------------------------------
       10,000   Pleasant Hill Special Tax Downtown
                Community Facilities District No. 1                5.875     09/01/2025     09/01/2012 1        10,291
----------------------------------------------------------------------------------------------------------------------
       10,000   Poway Unified School District                      6.100     09/01/2031     09/01/2008 1        10,257
----------------------------------------------------------------------------------------------------------------------
       25,000   R.E. Badger Water Facilities Financing
                Authority 4                                        5.750     10/01/2024     10/01/2007 1        26,591
----------------------------------------------------------------------------------------------------------------------
       45,000   Rancho Mirage Redevel. Agency
                Tax Allocation                                     5.200     04/01/2014     04/01/2006 1        45,545
----------------------------------------------------------------------------------------------------------------------
       75,000   Rancho Mirage Redevel. Agency
                Tax Allocation (Whitewater Redevel.) 4             5.000     04/01/2024     10/01/2005 1        75,867
----------------------------------------------------------------------------------------------------------------------
       10,000   Rancho Santa Fe Community Services
                District Special Tax                               6.600     09/01/2020     09/01/2010 1        10,610
----------------------------------------------------------------------------------------------------------------------
      100,000   Redwood City Special Tax                           5.750     09/01/2027     09/01/2011 1       103,123
----------------------------------------------------------------------------------------------------------------------
       50,000   Reedley COP (Sierra View Homes) 4                  5.850     03/01/2021     03/01/2006 1        51,843
----------------------------------------------------------------------------------------------------------------------
      500,000   Richmond Improvement Bond Act 1915 4               7.000     09/02/2017     09/02/2008 1       536,365
----------------------------------------------------------------------------------------------------------------------
       10,000   River Highlands Community Services District        8.125     09/02/2020     03/02/2007 1        10,017
----------------------------------------------------------------------------------------------------------------------
       80,000   River Islands Public Financing Authority           6.000     09/01/2027     09/01/2010 1        80,884
----------------------------------------------------------------------------------------------------------------------
       25,000   River Islands Public Financing Authority           6.150     09/01/2035     09/01/2010 1        25,142
----------------------------------------------------------------------------------------------------------------------
      505,000   Riverside County Public Financing
                Authority COP 4                                    5.750     05/15/2019     05/15/2009 1       527,801
----------------------------------------------------------------------------------------------------------------------
      590,000   Riverside County Public Financing
                Authority Improvement Bond Act
                of 1915 (Rancho Village)                           6.250     09/02/2013     08/12/2010 2       626,031
----------------------------------------------------------------------------------------------------------------------
       10,000   Riverside Unified School District                  5.000     02/01/2027     02/01/2012 1        10,507
----------------------------------------------------------------------------------------------------------------------
       90,000   Riverside Unified School District                  5.450     09/01/2025     09/01/2014 1        92,713
----------------------------------------------------------------------------------------------------------------------
      100,000   Rocklin Unified School District                    5.750     09/01/2018     09/01/2006 1       104,993
----------------------------------------------------------------------------------------------------------------------
       10,000   Rosemead Redevel. Agency 4                         5.500     10/01/2018     10/01/2005 1        10,017
----------------------------------------------------------------------------------------------------------------------
      175,000   Rosemead Redevel. Agency 4                         5.600     10/01/2033     10/01/2005 1       175,275
----------------------------------------------------------------------------------------------------------------------
       10,000   Roseville Special Tax                              6.000     09/01/2031     09/01/2011 1        10,539
----------------------------------------------------------------------------------------------------------------------
      750,000   Roseville Woodcreek West Community Facility 4      6.700     09/01/2025     09/01/2011 1       856,500
----------------------------------------------------------------------------------------------------------------------
       10,000   Sacramento Cogeneration Authority                  5.200     07/01/2021     01/01/2006 1        10,018
----------------------------------------------------------------------------------------------------------------------
       40,000   Sacramento County Airport System 4                 5.750     07/01/2024     01/01/2006 1        40,097
----------------------------------------------------------------------------------------------------------------------
       50,000   Sacramento County Airport System, Series A 4       5.900     07/01/2024     07/01/2006 1        52,194


             32 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

                                                                                             EFFECTIVE
    PRINCIPAL                                                                                MATURITY*           VALUE
       AMOUNT                                                     COUPON       MATURITY    (UNAUDITED)      SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$       5,000   Sacramento County Airport System,
                Series B                                           5.750%    07/01/2024     07/01/2006 1   $     5,046
----------------------------------------------------------------------------------------------------------------------
      250,000   Sacramento County Sanitation District,
                Series A 4                                         5.875     12/01/2027     12/01/2005 1       254,983
----------------------------------------------------------------------------------------------------------------------
       15,000   Sacramento Improvement Bond Act 1915               6.350     09/02/2011     09/02/2005 1        15,477
----------------------------------------------------------------------------------------------------------------------
       60,000   Sacramento Improvement Bond Act 1915
                (Willowcreek II) 4                                 6.700     09/02/2022     09/02/2005 1        61,892
----------------------------------------------------------------------------------------------------------------------
       15,000   Sacramento Municipal Utility District              5.125     07/01/2022     07/01/2007 1        15,812
----------------------------------------------------------------------------------------------------------------------
      250,000   Sacramento Power Authority (Cogeneration) 4        6.000     07/01/2022     07/01/2006 1       262,538
----------------------------------------------------------------------------------------------------------------------
       10,000   Sacramento Special Tax
                (Community Facilities District No. 97-1)           5.700     12/01/2020     12/01/2009 1        10,240
----------------------------------------------------------------------------------------------------------------------
      405,000   Sacramento Special Tax
                (Community Facilities District No. 97-1) 4         6.750     09/01/2027     09/01/2005 1       414,214
----------------------------------------------------------------------------------------------------------------------
       80,000   Saddleback Community College District              5.500     06/01/2021     06/01/2006 1        83,191
----------------------------------------------------------------------------------------------------------------------
       50,000   Salinas Improvement Bond Act                       5.450     09/02/2013     09/02/2005 1        51,573
----------------------------------------------------------------------------------------------------------------------
       85,000   Salinas Redevel. Agency Tax Allocation
                (Central City Revitalization) 4                    5.500     11/01/2023     11/01/2008 1        89,146
----------------------------------------------------------------------------------------------------------------------
       50,000   San Bernardino County COP
                (Medical Center Financing)                         5.500     08/01/2019     08/01/2005 1        50,547
----------------------------------------------------------------------------------------------------------------------
      280,000   San Bernardino County COP (Medical Center) 4       5.500     08/01/2024     08/01/2006 1       282,954
----------------------------------------------------------------------------------------------------------------------
       75,000   San Bernardino Joint Powers Financing
                Authority (California Department of
                Transportation Lease) 4                            5.500     12/01/2020     12/01/2007 1        76,798
----------------------------------------------------------------------------------------------------------------------
       25,000   San Bernardino Joint Powers Financing
                Authority (Department of Transportation) 4         5.500     12/01/2020     12/01/2005 1        25,708
----------------------------------------------------------------------------------------------------------------------
      150,000   San Bernardino Joint Powers Financing
                Authority (Tax Allocation) 4,9                     6.625     04/01/2026     04/01/2012 1       164,064
----------------------------------------------------------------------------------------------------------------------
       40,000   San Buenaventura Public Facilities
                Financing Authority 4                              5.750     06/01/2014     12/01/2005 1        41,209
----------------------------------------------------------------------------------------------------------------------
       25,000   San Clemente Improvement Bond                      6.050     09/02/2028     09/02/2005 1        25,800
----------------------------------------------------------------------------------------------------------------------
       20,000   San Diego County Hsg.
                (Orange Glen Apartments) 4                         6.150     08/01/2020     08/01/2005 1        20,423
----------------------------------------------------------------------------------------------------------------------
      225,000   San Diego Industrial Devel.
                (San Diego Gas & Electric Company) 4               5.900     06/01/2018     12/01/2005 1       227,399
----------------------------------------------------------------------------------------------------------------------
       15,000   San Diego Industrial Devel.
                (San Diego Gas & Electric Company) 4               5.900     09/01/2018     09/01/2005 1        15,032
----------------------------------------------------------------------------------------------------------------------
      200,000   San Diego Industrial Devel.
                (San Diego Gas & Electric Company)                 5.900     09/01/2018     09/01/2005 1       200,478
----------------------------------------------------------------------------------------------------------------------
       50,000   San Diego Mtg. (Mariners Cove)                     5.800     09/01/2015     09/01/2005 1        50,870
----------------------------------------------------------------------------------------------------------------------
       30,000   San Diego Open Space Park Facilities
                District No. 1                                     5.750     01/01/2007     01/01/2006 1        30,078


             33 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                             EFFECTIVE
    PRINCIPAL                                                                                MATURITY*           VALUE
       AMOUNT                                                     COUPON       MATURITY    (UNAUDITED)      SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$      65,000   San Diego Public Facilities Financing Authority    5.000%    05/15/2015     05/15/2006 1   $    66,407
----------------------------------------------------------------------------------------------------------------------
      225,000   San Diego Public Facilities Financing Authority    5.000     05/15/2020     11/15/2005 1       227,617
----------------------------------------------------------------------------------------------------------------------
      200,000   San Diego Public Facilities Financing
                Authority 4                                        5.000     05/15/2025     05/15/2007 1       202,272
----------------------------------------------------------------------------------------------------------------------
       70,000   San Diego Public Facilities Financing
                Authority 4                                        5.250     05/15/2020     11/15/2005 1        70,307
----------------------------------------------------------------------------------------------------------------------
       40,000   San Diego Sewer 4                                  5.000     05/15/2023     11/15/2005 1        40,066
----------------------------------------------------------------------------------------------------------------------
      310,000   San Diego Sewer, Series A 4                        5.250     05/15/2020     11/15/2005 1       312,629
----------------------------------------------------------------------------------------------------------------------
       50,000   San Francisco Bay Area Rapid Transit District 4    5.500     07/01/2015     01/01/2006 1        50,614
----------------------------------------------------------------------------------------------------------------------
       10,000   San Francisco Building Authority
                (San Francisco Civic Center Complex)               5.250     12/01/2021     12/01/2006 1        10,480
----------------------------------------------------------------------------------------------------------------------
       20,000   San Francisco City & County
                (77th Street Property) COP                         5.300     09/01/2022     09/01/2007 1        21,188
----------------------------------------------------------------------------------------------------------------------
       20,000   San Francisco City & County Airports Commission    5.000     05/01/2019     05/01/2008 1        20,534
----------------------------------------------------------------------------------------------------------------------
       25,000   San Francisco City & County Airports Commission    5.000     05/01/2022     01/01/2010 1        25,591
----------------------------------------------------------------------------------------------------------------------
       15,000   San Francisco City & County Airports Commission    5.000     05/01/2023     05/01/2009 1        15,422
----------------------------------------------------------------------------------------------------------------------
      100,000   San Francisco City & County Airports Commission    5.000     05/01/2025     01/01/2010 1       102,122
----------------------------------------------------------------------------------------------------------------------
       90,000   San Francisco City & County Airports Commission    5.000     05/01/2028     01/01/2010 1        91,874
----------------------------------------------------------------------------------------------------------------------
       25,000   San Francisco City & County Airports Commission    5.300     05/01/2008     05/01/2006          25,901
----------------------------------------------------------------------------------------------------------------------
       55,000   San Francisco City & County Airports
                Commission 4                                       5.500     05/01/2015     05/01/2008 1        58,057
----------------------------------------------------------------------------------------------------------------------
       25,000   San Francisco City & County Airports Commission    5.500     05/01/2016     05/01/2012 1        27,222
----------------------------------------------------------------------------------------------------------------------
       15,000   San Francisco City & County Airports
                Commission 4                                       5.500     05/01/2024     05/01/2010 1        15,945
----------------------------------------------------------------------------------------------------------------------
       45,000   San Francisco City & County Airports
                Commission                                         5.500     05/01/2026     05/01/2007 1        46,121
----------------------------------------------------------------------------------------------------------------------
       50,000   San Francisco City & County Airports
                Commission 4                                       5.500     05/01/2026     05/01/2007 1        51,246
----------------------------------------------------------------------------------------------------------------------
       15,000   San Francisco City & County Airports
                Commission                                         5.625     05/01/2011     05/01/2006 1        15,431
----------------------------------------------------------------------------------------------------------------------
       50,000   San Francisco City & County Airports
                Commission 4                                       5.625     05/01/2015     05/01/2006 1        51,349
----------------------------------------------------------------------------------------------------------------------
       20,000   San Francisco City & County Airports Commission    5.625     05/01/2016     05/01/2006 1        20,539


             34 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

                                                                                             EFFECTIVE
    PRINCIPAL                                                                                MATURITY*           VALUE
       AMOUNT                                                     COUPON       MATURITY    (UNAUDITED)      SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$     100,000   San Francisco City & County Airports
                Commission 4                                       5.625%    05/01/2017     05/01/2006 1   $   103,672
----------------------------------------------------------------------------------------------------------------------
      415,000   San Francisco City & County Airports
                Commission 4                                       5.625     05/01/2021     05/01/2008 1       430,239
----------------------------------------------------------------------------------------------------------------------
       55,000   San Francisco City & County Airports
                Commission                                         5.625     05/01/2021     05/01/2006 1        56,483
----------------------------------------------------------------------------------------------------------------------
    1,000,000   San Francisco City & County Airports
                Commission                                         5.700     05/01/2014     05/01/2006 1     1,029,350
----------------------------------------------------------------------------------------------------------------------
       10,000   San Francisco City & County Airports
                Commission                                         5.700     05/01/2026     05/01/2006 1        10,376
----------------------------------------------------------------------------------------------------------------------
      135,000   San Francisco City & County Airports
                Commission 4                                       5.800     05/01/2021     05/01/2006 1       138,939
----------------------------------------------------------------------------------------------------------------------
      150,000   San Francisco City & County Airports
                Commission (SFO Fuel Company)                      5.125     01/01/2017     01/01/2008 1       154,533
----------------------------------------------------------------------------------------------------------------------
    1,000,000   San Francisco City & County COP
                (San Bruno Jail)                                   5.250     10/01/2033     10/01/2008 1     1,066,450
----------------------------------------------------------------------------------------------------------------------
      115,000   San Francisco City & County Redevel.
                Agency 4                                           6.750     07/01/2025     01/01/2006 1       118,608
----------------------------------------------------------------------------------------------------------------------
       10,000   San Francisco City & County Redevel.
                Agency (FHA Insured-Section 8) 4                   6.850     07/01/2024     01/01/2006 1        10,026
----------------------------------------------------------------------------------------------------------------------
       65,000   San Francisco City & County Redevel.
                Agency (South Beach)                               5.700     03/01/2029     03/01/2006 1        65,374
----------------------------------------------------------------------------------------------------------------------
       75,000   San Jose Finance Authority, Series B 4             5.625     11/15/2018     11/15/2005 1        75,173
----------------------------------------------------------------------------------------------------------------------
       15,000   San Jose Redevel. Agency                           5.000     08/01/2021     02/01/2006 1        15,142
----------------------------------------------------------------------------------------------------------------------
       30,000   San Jose Redevel. Agency Tax Allocation            5.000     08/01/2020     02/01/2006 1        30,352
----------------------------------------------------------------------------------------------------------------------
       15,000   San Jose State University (Student Union)          5.875     11/01/2019     11/01/2005 1        15,414
----------------------------------------------------------------------------------------------------------------------
      150,000   San Jose-Santa Clara Water Financing
                Authority 4                                        5.250     11/15/2012     11/15/2005 1       152,594
----------------------------------------------------------------------------------------------------------------------
        5,000   San Jose-Santa Clara Water Financing
                Authority                                          5.375     11/15/2020     11/15/2005 1         5,084
----------------------------------------------------------------------------------------------------------------------
      190,000   San Leandro Community Facilities
                District No. 1 Special Tax                         6.400     09/01/2019     09/01/2008 1       207,028
----------------------------------------------------------------------------------------------------------------------
    1,045,000   San Marcos Special Tax                             5.900     09/01/2028     03/01/2012 1     1,105,297
----------------------------------------------------------------------------------------------------------------------
    1,665,000   San Marcos Special Tax 10                          5.950     09/01/2035     03/01/2012 1     1,770,012
----------------------------------------------------------------------------------------------------------------------
       40,000   San Mateo Foster City School District              5.000     08/01/2023     08/01/2008 1        41,988
----------------------------------------------------------------------------------------------------------------------
       15,000   San Pablo Redevel. Agency 4                        6.000     12/01/2017     12/01/2005 1        15,341
----------------------------------------------------------------------------------------------------------------------
       10,000   San Pablo Redevel. Agency
                (Tax Allocation-Merged Project Area)               5.250     12/01/2023     12/01/2006 1        10,218
----------------------------------------------------------------------------------------------------------------------
       15,000   Sanger Public Financing Authority, Series A        7.125     08/01/2009     08/01/2005 1        15,035
----------------------------------------------------------------------------------------------------------------------
       20,000   Santa Clara County Financing Authority             5.000     11/15/2022     11/15/2007 1        21,097
----------------------------------------------------------------------------------------------------------------------
       65,000   Santa Clara County Hsg. Authority
                (Rivertown Apartments)                             5.700     08/01/2021     02/01/2013 1        67,493
----------------------------------------------------------------------------------------------------------------------
       50,000   Santa Cruz Sewer
                (Secondary Wastewater Treatment) 4                 5.700     11/01/2023     11/01/2005 1        50,120


             35 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                             EFFECTIVE
    PRINCIPAL                                                                                MATURITY*           VALUE
       AMOUNT                                                     COUPON       MATURITY    (UNAUDITED)      SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$      10,000   Santa Nella County Water District                  6.250%    09/02/2028     09/02/2010 1   $    10,353
----------------------------------------------------------------------------------------------------------------------
       40,000   Santa Rosa Improvement Bond Act                    5.750     09/02/2020     03/02/2006 1        41,218
----------------------------------------------------------------------------------------------------------------------
       25,000   Santa Rosa Improvement Bond Act
                (Nielson Ranch)                                    6.700     09/02/2022     09/02/2005 1        25,779
----------------------------------------------------------------------------------------------------------------------
      990,000   Santaluz Special Tax Community Facilities
                District No. 2                                     6.375     09/01/2030     09/01/2007 1     1,009,256
----------------------------------------------------------------------------------------------------------------------
       50,000   Sausalito School District COP                      5.650     04/01/2008     10/01/2005 1        50,712
----------------------------------------------------------------------------------------------------------------------
       50,000   Sausalito School District COP                      5.750     04/01/2009     10/01/2005 1        50,709
----------------------------------------------------------------------------------------------------------------------
       20,000   Sequoia Union High School District                 5.250     07/01/2027     07/01/2006 1        20,752
----------------------------------------------------------------------------------------------------------------------
       70,000   South Tahoe Joint Powers Financing
                Authority                                          5.750     10/01/2025     10/01/2005 1        71,696
----------------------------------------------------------------------------------------------------------------------
      230,000   South Tahoe Joint Powers Financing
                Authority                                          6.000     10/01/2028     10/01/2005 1       235,877
----------------------------------------------------------------------------------------------------------------------
       20,000   South Tahoe Redevel. Agency                        6.700     10/01/2031     10/01/2013 1        20,940
----------------------------------------------------------------------------------------------------------------------
      500,000   Southern CA Public Power Authority 4               5.000     07/01/2015     01/01/2006 1       500,995
----------------------------------------------------------------------------------------------------------------------
        5,000   Southern CA Public Power Authority 4               5.500     07/01/2020     01/01/2006 1         5,006
----------------------------------------------------------------------------------------------------------------------
      100,000   Southern CA Public Power Authority
                Linked SAVRS & RIBS 4                              6.000     07/01/2012     01/01/2006 1       100,291
----------------------------------------------------------------------------------------------------------------------
      120,000   Southern CA Tobacco Securitization
                Authority (TASC)                                   5.500     06/01/2036     06/01/2012 1       123,781
----------------------------------------------------------------------------------------------------------------------
       25,000   Stockton Health Facilities
                (Dameron Hospital Association)                     5.700     12/01/2014     12/01/2007 1        26,250
----------------------------------------------------------------------------------------------------------------------
       15,000   Stockton Improvement Bond Act 1915                 6.625     09/02/2027     09/02/2005 1        15,463
----------------------------------------------------------------------------------------------------------------------
       35,000   Stockton Improvement Bond Act 1915                 6.800     09/02/2023     09/02/2005 1        36,099
----------------------------------------------------------------------------------------------------------------------
       55,000   Stockton Public Financing Authority,
                Series B 4                                         6.350     09/02/2010     09/02/2005 1        57,824
----------------------------------------------------------------------------------------------------------------------
       25,000   Susanville Public Facilities COP 9                 5.750     05/01/2011     05/01/2006 1        25,481
----------------------------------------------------------------------------------------------------------------------
      750,000   Tejon Ranch Public Facilities
                Finance Authority Special Tax
                (Community Facilities District No. 1)              7.200     09/01/2030     09/01/2005 1       773,213
----------------------------------------------------------------------------------------------------------------------
       40,000   Temple City Unified School District                5.000     08/01/2023     08/01/2008 1        42,034
----------------------------------------------------------------------------------------------------------------------
       40,000   Tracy Community Facilities District                5.625     08/01/2027     08/01/2005 1        41,207
----------------------------------------------------------------------------------------------------------------------
       55,000   Tracy Community Facilities District                5.625     08/01/2028     08/01/2005 1        56,658
----------------------------------------------------------------------------------------------------------------------
       50,000   Tracy Community Facilities District                6.100     09/01/2015     09/02/2005 1        51,557
----------------------------------------------------------------------------------------------------------------------
       10,000   Tracy Community Facilities District                6.100     09/01/2030     09/01/2005 1        10,305
----------------------------------------------------------------------------------------------------------------------
       65,000   Tracy Community Facilities District
                Special Tax (Plan C Properties) 4                  5.700     08/01/2023     08/02/2010 1        66,864
----------------------------------------------------------------------------------------------------------------------
       30,000   Tracy COP
                (Community Park & Civic Center) 4                  6.625     03/01/2018     09/01/2005 1        30,082
----------------------------------------------------------------------------------------------------------------------
       50,000   Tri-City Hospital District 4                       5.750     02/01/2015     02/01/2006 1        50,644
----------------------------------------------------------------------------------------------------------------------
       20,000   Tri-City Hospital District 4                       6.000     02/01/2022     08/01/2005 1        20,313
----------------------------------------------------------------------------------------------------------------------
       45,000   Upland COP
                (San Antonio Community Hospital)                   5.000     01/01/2018     01/01/2006 1        45,630


             36 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

                                                                                             EFFECTIVE
    PRINCIPAL                                                                                MATURITY*           VALUE
       AMOUNT                                                     COUPON       MATURITY    (UNAUDITED)      SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$     250,000   Vacaville Public Financing Authority 4             5.400%    09/01/2022     09/01/2005 1     $ 250,043
----------------------------------------------------------------------------------------------------------------------
      110,000   Vacaville Redevel. Agency
                (Vacaville Community Hsg.) 4                       6.000     11/01/2024     11/01/2010 1       115,837
----------------------------------------------------------------------------------------------------------------------
      150,000   Vallejo COP (Marine World Foundation) 4,9          7.000     02/01/2017     02/01/2007 1       157,611
----------------------------------------------------------------------------------------------------------------------
       50,000   Ventura Port District COP 4                        6.375     08/01/2028     08/01/2010 1        52,565
----------------------------------------------------------------------------------------------------------------------
      150,000   Vista Community Devel. Commission
                (Vista Redevel.)                                   6.000     09/01/2025     09/01/2005 1       153,459
----------------------------------------------------------------------------------------------------------------------
       25,000   Washington Township Hospital District              5.500     07/01/2009     01/01/2006 1        25,057
----------------------------------------------------------------------------------------------------------------------
      175,000   Washington Township Hospital District 4            5.500     07/01/2018     01/01/2006 1       175,158
----------------------------------------------------------------------------------------------------------------------
       50,000   Washington Township Hospital District 4            5.500     07/01/2018     01/01/2006 1        50,108
----------------------------------------------------------------------------------------------------------------------
       25,000   West Contra Costa Unified School District          5.000     08/01/2023     08/01/2009 1        26,423
----------------------------------------------------------------------------------------------------------------------
       25,000   West Contra Costa Unified School District          7.125     01/01/2024     07/01/2006 1        25,319
----------------------------------------------------------------------------------------------------------------------
       50,000   West Patterson Financing Authority
                Special Tax 4                                      6.600     09/01/2033     03/01/2008 1        50,971
----------------------------------------------------------------------------------------------------------------------
       40,000   West Patterson Financing Authority
                Special Tax                                        6.750     09/01/2036     03/01/2008 1        40,928
----------------------------------------------------------------------------------------------------------------------
       20,000   West Sacramento Improvement Bond
                Act 1915                                           8.500     09/02/2017     11/01/2015 3        20,261
----------------------------------------------------------------------------------------------------------------------
       60,000   West Sacramento Special Tax Community
                Facilities District                                6.650     09/01/2019     03/01/2010 1        64,401
----------------------------------------------------------------------------------------------------------------------
       50,000   West Sacramento Special Tax Community
                Facilities District No. 14                         6.125     09/01/2021     03/01/2011 1        51,921
----------------------------------------------------------------------------------------------------------------------
       50,000   West Sacramento Special Tax Community
                Facilities District No. 16                         6.000     09/01/2033     09/01/2013 1        51,661
----------------------------------------------------------------------------------------------------------------------
       20,000   Western Hills Water District
                (Diablo Grande)                                    6.000     09/01/2024     09/01/2014 1        20,698
----------------------------------------------------------------------------------------------------------------------
       15,000   Western Municipal Water Districts                  7.125     09/02/2014     09/02/2005 1        15,482
----------------------------------------------------------------------------------------------------------------------
       25,000   Yucaipa Redevel. Agency
                (Eldorado Palms Mobile Home)                       6.000     05/01/2030     05/01/2010 1        25,709
                                                                                                           -----------
                                                                                                            72,951,645
----------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--2.7%
      225,000   Puerto Rico HBFA 4                                 6.250     04/01/2029     04/01/2006 1       230,767
----------------------------------------------------------------------------------------------------------------------
        5,000   Puerto Rico HFC 4                                  7.300     10/01/2006     10/01/2005 1         5,013
----------------------------------------------------------------------------------------------------------------------
        5,000   Puerto Rico HFC 4                                  7.500     10/01/2015     10/01/2005 1         5,009
----------------------------------------------------------------------------------------------------------------------
      225,000   Puerto Rico Highway &
                Transportation Authority 4                         5.000     07/01/2022     01/01/2006 1       225,333
----------------------------------------------------------------------------------------------------------------------
      100,000   Puerto Rico ITEMECF
                (Cogeneration Facilities) 4                        6.625     06/01/2026     06/01/2010 1       108,516
----------------------------------------------------------------------------------------------------------------------
       40,000   Puerto Rico Port Authority, Series D 4             6.000     07/01/2021     01/01/2006 1        40,051
----------------------------------------------------------------------------------------------------------------------
      580,000   Puerto Rico Port Authority, Series D 4             7.000     07/01/2014     01/01/2006 1       589,100
----------------------------------------------------------------------------------------------------------------------
      225,000   University of Puerto Rico, Series O 4              5.375     06/01/2030     06/01/2006 1       227,655
----------------------------------------------------------------------------------------------------------------------
      250,000   V.I. Public Finance Authority, Series A 4          5.250     10/01/2024     10/01/2014 1       266,365


             37 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                             EFFECTIVE
    PRINCIPAL                                                                                MATURITY*           VALUE
       AMOUNT                                                     COUPON       MATURITY    (UNAUDITED)      SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS Continued
$     160,000   V.I. Public Finance Authority, Series A 4          5.500%    10/01/2022     10/01/2010 1   $   166,421
                                                                                                           -----------
                                                                                                             1,864,230

----------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $72,712,633)-110.9%                                                       74,815,875
----------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS-(10.9)                                                                (7,377,473)
                                                                                                           -----------
NET ASSETS-100.0%                                                                                          $67,438,402
                                                                                                           ===========

FOOTNOTES TO STATEMENT OF INVESTMENTS

* Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

1. Optional call date; corresponds to the most conservative yield calculation.

2. Average life due to mandatory, or expected, sinking fund principal payments prior to the applicable optional call date.

3. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

4. Security has been segregated for collateral to cover borrowings. See Note 6 of Notes to Financial Statements.

5. Represents a zero coupon bond.

6. Issue is in default. See Note 1 of Notes to Financial Statements.

7. Non-income producing security.

8. Represents the current interest rate for a variable rate bond known as an "inverse floater." See Note 1 of Notes to Financial Statements.

9. Illiquid security. The aggregate value of illiquid securities as of July 31, 2005 was $347,156, which represents 0.51% of the Fund's net assets. See Note 5 of Notes to Financial Statements.

10. When-issued security or forward commitment to be delivered and settled after July 31, 2005. See Note 1 of Notes to Financial Statements.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ABAG      Association of Bay Area Governments

CALC      Community Alzheimer's Living Center

CCH       Clovis Community Hospital

CDA       Communities Development Authority

COP       Certificates of Participation

FCH       Fresno Community Hospital

FHA       Federal Housing Agency

FNMA      Federal National Mortgage Association

GO        General Obligation

HBFA      Housing Bank and Finance Agency

HFA       Housing Finance Agency/Authority

HFC       Housing Finance Corp.

IBA       Improvement Bond Act 1915

INFLOS    Inverse Floating Rate Securities

ITEMECF   Industrial,Tourist,Educational,Medical
          and Environmental Community Facilities

MSR       Modesto Irrigation District of the City of
          Santa Clara and the City of Redding

MTA       Metropolitan Transportation Authority

RIBS      Residual Interest Bonds

SAVRS     Select Auction Variable Rate Securities

SCH       Sierra Community Hospital

SMCH      Sierra Meadows Convalescent Hospital

TASC      Tobacco Settlement Asset-Backed Bonds

USD       Unified School District

V.I.      United States Virgin Islands


             38 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

--------------------------------------------------------------------------------
INDUSTRY CONCENTRATIONS  July 31, 2005 / Unaudited
--------------------------------------------------------------------------------
DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

INDUSTRY                                            VALUE               PERCENT
--------------------------------------------------------------------------------
Tobacco Settlement Payments                 $  18,145,760                  24.3%
Special Tax                                    11,904,565                  15.9
Special Assessment                              7,504,808                  10.0
Marine/Aviation Facilities                      6,720,732                   9.0
Municipal Leases                                6,502,463                   8.7
General Obligation                              5,177,109                   6.9
Hospital/Health Care                            3,288,865                   4.4
Multifamily Housing                             2,904,945                   3.9
Single Family Housing                           2,632,022                   3.5
Pollution Control                               1,995,619                   2.7
Electric Utilities                              1,836,350                   2.5
Sewer Utilities                                 1,417,924                   1.9
Higher Education                                  717,705                   1.0
Water Utilities                                   678,083                   0.9
Adult Living Facilities                           608,120                   0.8
Gas Utilities                                     573,204                   0.8
Sales Tax Revenue                                 551,393                   0.7
Manufacturing, Durable Goods                      535,696                   0.7
Hotels, Restaurants & Leisure                     411,812                   0.6
Highways/Railways                                 286,511                   0.4
Education                                         282,307                   0.3
Student Loans                                      87,140                   0.1
Airlines                                           32,589                    --
Resource Recovery                                  10,141                    --
Not-for-Profit Organization                        10,012                    --
                                            ------------------------------------
Total                                       $  74,815,875                 100.0%
                                            ====================================


             39 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SUMMARY OF RATINGS  July 31, 2005 / Unaudited
--------------------------------------------------------------------------------
DISTRIBUTION OF INVESTMENTS BY RATINGS CATEGORY, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

RATING                                                                  PERCENT
--------------------------------------------------------------------------------
AAA                                                                        29.0%
AA                                                                          5.0
A                                                                          12.0
BBB                                                                        49.9
B                                                                           0.2
Not Rated                                                                   3.9
                                                                      ----------
Total                                                                     100.0%
                                                                      ==========

Bonds rated by any nationally recognized statistical rating organization are included in the equivalent Standard & Poor's rating category. As a general matter, unrated bonds may be backed by mortgage liens or equipment liens on the underlying property, and also may be guaranteed. Bonds which are backed by a letter of credit or by other financial institutions or agencies may be assigned an investment-grade rating by the Manager, which reflects the quality of the guarantor, institution or agency. Unrated bonds may also be assigned a rating when the issuer has rated bonds outstanding with comparable credit characteristics, or when, in the opinion of the Manager, the bond itself possesses credit characteristics which allow for rating. The unrated bonds in the portfolio are predominantly smaller issuers which have not applied for a bond rating. Only those unrated bonds which subsequent to purchase have not been designated investment grade by the Manager are included in the "Not Rated" category.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


             40 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES  July 31, 2005
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
ASSETS
----------------------------------------------------------------------------------------------------------
Investments, at value (cost $72,712,633)--see accompanying statement of investments        $   74,815,875
----------------------------------------------------------------------------------------------------------
Cash                                                                                              600,156
----------------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                                              2,138,957
Investments sold                                                                                1,598,950
Interest                                                                                        1,213,740
Other                                                                                               2,148
                                                                                           ---------------
Total assets                                                                                   80,369,826

----------------------------------------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Payable on borrowings (See Note 6)                                                              7,200,000
Investments purchased (including $1,808,359 purchased on a when-issued basis
or forward commitment)                                                                          5,571,118
Shares of beneficial interest redeemed                                                             43,515
Dividends                                                                                          40,304
Interest expense                                                                                   23,813
Distribution and service plan fees                                                                 11,398
Shareholder communications                                                                          9,583
Transfer and shareholder servicing agent fees                                                       1,575
Trustees' compensation                                                                                359
Other                                                                                              29,759
                                                                                           ---------------
Total liabilities                                                                              12,931,424

----------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                 $   67,438,402
                                                                                           ===============

----------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
----------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                 $       18,922
----------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                     65,179,544
----------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                 161,656
----------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                      (24,962)
----------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                      2,103,242
                                                                                           ---------------
NET ASSETS                                                                                 $   67,438,402
                                                                                           ===============


             41 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES  Continued
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
---------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $44,553,545 and
12,499,699 shares of beneficial interest outstanding)                                              $ 3.56
Maximum offering price per share (net asset value plus sales charge of 3.50% of offering price)    $ 3.69
---------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $1,295,436 and 356,760 shares of
beneficial interest outstanding)                                                                   $ 3.63
---------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $21,589,421 and 6,065,103 shares
of beneficial interest outstanding)                                                                $ 3.56

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


             42 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF OPERATIONS  For the Year Ended July 31, 2005
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
----------------------------------------------------------------------------------------------------------
Interest                                                                                   $    1,807,379

----------------------------------------------------------------------------------------------------------
EXPENSES
----------------------------------------------------------------------------------------------------------
Management fees                                                                                   161,938
----------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                            36,727
Class B                                                                                             8,327
Class C                                                                                            97,837
----------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                             4,582
Class B                                                                                               683
Class C                                                                                             3,637
----------------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                            17,560
Class B                                                                                             3,154
Class C                                                                                            12,038
----------------------------------------------------------------------------------------------------------
Interest expense                                                                                  210,456
----------------------------------------------------------------------------------------------------------
Legal, auditing and other professional fees                                                        47,534
----------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                              9,395
----------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                         3,508
----------------------------------------------------------------------------------------------------------
Other                                                                                              20,503
                                                                                           ---------------
Total expenses                                                                                    637,879
Less reduction to custodian expenses                                                               (2,415)
Less waivers and reimbursements of expenses                                                      (295,035)
                                                                                           ---------------
Net expenses                                                                                      340,429

----------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                           1,466,950

----------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
----------------------------------------------------------------------------------------------------------
Net realized loss on investments                                                                   (5,629)
----------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                                            2,261,355

----------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                       $    3,722,676
                                                                                           ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


             43 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED JULY 31,                                                                         2005            2004 1
--------------------------------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------------------------------
Net investment income                                                             $    1,466,950    $      220,274
--------------------------------------------------------------------------------------------------------------------
Net realized loss                                                                         (5,629)          (19,333)
--------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                                   2,261,355          (158,113)
                                                                                  ----------------------------------
Net increase in net assets resulting from operations                                   3,722,676            42,828

--------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                                 (956,961)         (147,367)
Class B                                                                                  (30,123)           (4,128)
Class C                                                                                 (362,033)          (27,988)

--------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
--------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                               31,329,937        11,680,834
Class B                                                                                  723,518           509,182
Class C                                                                               16,796,002         4,060,025

--------------------------------------------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------------------------------------------
Total increase                                                                        51,223,016        16,113,386
--------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                   16,215,386           102,000 2
                                                                                  ----------------------------------
End of period (including accumulated net investment income
of $161,656 and $43,823, respectively)                                            $   67,438,402    $   16,215,386
                                                                                  ==================================

1. For the period from February 25, 2004 (commencement of operations) to July 31, 2004.

2. Reflects the value of the Manager's initial seed money investment on February 9, 2004.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


             44 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF CASH FLOWS  For the Year Ended July 31, 2005
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
----------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                                 $    3,722,676
----------------------------------------------------------------------------------------------------------
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of investment securities                                                             (32,271,400)
Proceeds from disposition of investment securities                                                808,457
Short-term investment securities, net                                                         (21,267,484)
Premium amortization                                                                              554,874
Discount accretion                                                                                 (8,042)
Net realized loss on investments                                                                    5,629
Net change in unrealized depreciation on investments                                           (2,261,355)
Increase in interest receivable                                                                  (900,965)
Increase in receivable for securities sold                                                     (1,497,365)
Increase in other assets                                                                             (258)
Increase in payable for securities purchased                                                    5,168,879
Increase in payable for accrued expenses                                                           47,486
                                                                                           ---------------
Net cash used in operating activities                                                         (47,898,868)

----------------------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES
----------------------------------------------------------------------------------------------------------
Proceeds from bank borrowing                                                                   39,600,000
Payments on bank borrowing                                                                    (37,000,000)
Proceeds from shares sold                                                                      58,163,168
Payment on shares redeemed                                                                    (11,981,425)
Cash distributions paid                                                                          (671,279)
                                                                                           ---------------
Net cash provided by financing activities                                                      48,110,464
----------------------------------------------------------------------------------------------------------
Net increase in cash                                                                              211,596
----------------------------------------------------------------------------------------------------------
Cash, beginning balance                                                                           388,560
                                                                                           ---------------
Cash, ending balance                                                                       $      600,156
                                                                                           ===============

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $644,645.
Cash paid for interest on bank borrowings--$187,185.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


             45 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

CLASS A         YEAR ENDED JULY 31,                        2005         2004 1
-------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------
Net asset value, beginning of period                $      3.30    $      3.35
-------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                       .16 2          .07
Net realized and unrealized gain (loss)                     .25           (.06)
                                                    ---------------------------
Total from investment operations                            .41            .01
-------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                       (.15)          (.06)
-------------------------------------------------------------------------------
Net asset value, end of period                      $      3.56    $      3.30
                                                    ===========================

-------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                        12.78%          0.21%
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------
Net assets, end of period (in thousands)            $    44,554    $    11,627
-------------------------------------------------------------------------------
Average net assets (in thousands)                   $    21,877    $     8,381
-------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                      4.76%          4.99%
Total expenses                                             1.66%          1.92%
Expenses after payments and waivers and
reduction to custodian expenses                            0.80%          0.76%
-------------------------------------------------------------------------------
Portfolio turnover rate                                       4%             2%

1. For the period from February 25, 2004 (commencement of operations) to July 31, 2004.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total return. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


             46 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

CLASS B         YEAR ENDED JULY 31,                        2005         2004 1
--------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------
Net asset value, beginning of period                $      3.36    $      3.35
--------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                       .14 2          .05
Net realized and unrealized gain (loss)                     .26             -- 3
                                                    ----------------------------
Total from investment operations                            .40            .05
--------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                       (.13)          (.04)
--------------------------------------------------------------------------------
Net asset value, end of period                      $      3.63    $      3.36
                                                    ============================

--------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                        12.03%          1.60%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in thousands)            $     1,295    $       510
--------------------------------------------------------------------------------
Average net assets (in thousands)                   $       836    $       297
--------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income                                      4.11%          3.96%
Total expenses                                             2.86%          2.86%
Expenses after payments and waivers and
reduction to custodian expenses                            1.55%          1.55%
--------------------------------------------------------------------------------
Portfolio turnover rate                                       4%             2%

1. For the period from February 25, 2004 (commencement of operations) to July 31, 2004.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total return. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

5. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


             47 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS  Continued
-------------------------------------------------------------------------------

CLASS C         YEAR ENDED JULY 31,                        2005         2004 1
-------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------
Net asset value, beginning of period                $      3.30    $      3.35
-------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                       .14 2          .05
Net realized and unrealized gain (loss)                     .25           (.06)
                                                    ---------------------------
Total from investment operations                            .39           (.01)
-------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                       (.13)          (.04)
-------------------------------------------------------------------------------
Net asset value, end of period                      $      3.56    $      3.30
                                                    ===========================

-------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                        12.00%         (0.16)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------
Net assets, end of period (in thousands)            $    21,589    $     4,079
-------------------------------------------------------------------------------
Average net assets (in thousands)                   $     9,836    $     2,044
-------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                      3.98%          3.92%
Total expenses                                             2.55%          2.93%
Expenses after payments and waivers and
  reduction to custodian expenses                          1.55%          1.55%
-------------------------------------------------------------------------------
Portfolio turnover rate                                       4%             2%

1. For the period from February 25, 2004 (commencement of operations) to July 31, 2004.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total return. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


             48 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Limited Term California Municipal Fund (the Fund) is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek as high a level of income exempt from federal income tax and California individual income taxes as is consistent with its investment policies and prudent investment management. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, in the country that is identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and


             49 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will invest no more than 20% of its total assets in inverse floaters. Inverse floaters amount to $593,990 as of July 31, 2005, which represents 0.74% of the Fund's total assets.

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of July 31, 2005, the Fund had purchased $1,808,359 of securities issued on a when-issued basis or forward commitment.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of July 31, 2005, securities with an aggregate market value of $32,589, representing 0.05% of the Fund's net assets, were in default.

      There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.


             50 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                 NET UNREALIZED
                                                                   APPRECIATION
                                                               BASED ON COST OF
                                                                 SECURITIES AND
     UNDISTRIBUTED   UNDISTRIBUTED             ACCUMULATED    OTHER INVESTMENTS
     NET INVESTMENT      LONG-TERM                    LOSS   FOR FEDERAL INCOME
     INCOME                   GAIN    CARRYFORWARD 1,2,3,4         TAX PURPOSES
     --------------------------------------------------------------------------
     $201,960                  $--                 $24,962           $2,103,242

1. As of July 31, 2005, the Fund had $17,565 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of July 31, 2005, details of the capital loss carryforward were as follows:

                   EXPIRING
                   -------------------------------
                   2013                    $17,565

2. As of July 31, 2005, the Fund had $7,397 of post-October losses available to offset future realized capital gains, if any. Such losses, if unutilized, will expire in 2014.

3. During the fiscal year ended July 31, 2005, the Fund did not utilize any capital loss carryforward.

4. During the fiscal year ended July 31, 2004, the Fund did not utilize any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.


             51 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

The tax character of distributions paid during the years ended July 31, 2005 and July 31, 2004 was as follows:

                                        YEAR ENDED          PERIOD ENDED
                                     JULY 31, 2005       JULY 31, 2004 1
      ------------------------------------------------------------------
      Distributions paid from:
      Exempt-interest dividends         $1,349,117              $179,483

1. For the period from February 25, 2004 (commencement of operations) to July 31, 2004.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 31, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

       Federal tax cost of securities            $   72,712,633
                                                 ===============
       Gross unrealized appreciation             $    2,211,113
       Gross unrealized depreciation                   (107,871)
                                                 ---------------
       Net unrealized appreciation               $    2,103,242
                                                 ===============

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of


             52 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                     YEAR ENDED JULY 31, 2005          PERIOD ENDED JULY 31, 2004 1,2
                                   SHARES              AMOUNT              SHARES              AMOUNT
------------------------------------------------------------------------------------------------------
CLASS A
Sold                           11,730,494       $  40,958,956           3,598,439       $  12,034,579
Dividends and/or
distributions reinvested          119,522             417,556               3,629              11,929
Redeemed                       (2,871,399)        (10,046,575)           (110,836)           (365,674)
                               -----------------------------------------------------------------------
Net increase                    8,978,617       $  31,329,937           3,491,232       $  11,680,834
                               =======================================================================

------------------------------------------------------------------------------------------------------
CLASS B
Sold                              257,816       $     906,437             288,947       $     970,279
Dividends and/or
distributions reinvested            5,781              20,386                 829               2,769
Redeemed                          (58,443)           (203,305)           (138,468)           (463,866)
                               -----------------------------------------------------------------------
Net increase                      205,154       $     723,518             151,308       $     509,182
                               =======================================================================

------------------------------------------------------------------------------------------------------
CLASS C
Sold                            5,277,247       $  18,364,343           1,230,617       $   4,042,094
Dividends and/or
distributions reinvested           59,643             206,703               5,467              17,931
Redeemed                         (508,169)         (1,775,044)                 --                  --
                               -----------------------------------------------------------------------
Net increase                    4,828,721       $  16,796,002           1,236,084       $   4,060,025
                               =======================================================================

1. For the period from February 25, 2004 (commencement of operations) to July 31, 2004.

2. The Fund sold 29,850 shares of Class A and 298 shares each of Class B and Class C to the Manager upon seeding of the Fund on February 9, 2004.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended July 31, 2005, were as follows:

                                        PURCHASES             SALES
        -----------------------------------------------------------
        Investment securities         $32,271,400          $808,457

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.50% of the first $100 million of average daily net assets, 0.45% of the next $150 million of average daily net assets, 0.40% of the next $1,750 million of average daily net assets, and 0.39% of average daily net assets in excess of $2 billion.


             53 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended July 31, 2005, the Fund paid $7,642 to OFS for services to the Fund.

--------------------------------------------------------------------------------
OFFERING AND ORGANIZATIONAL COSTS. The Manager paid all offering and organizational costs associated with the registration and seeding of the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B and Class C shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at July 31, 2005 for Class B and Class C shares were $15,315 and $223,755, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.


             54 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

                                       CLASS A         CLASS B         CLASS C
                       CLASS A      CONTINGENT      CONTINGENT      CONTINGENT
                     FRONT-END        DEFERRED        DEFERRED        DEFERRED
                 SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
                   RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
YEAR ENDED         DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
-------------------------------------------------------------------------------
July 31, 2005          $48,249             $--          $9,888          $3,513

-------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager has voluntarily agreed to waive management fees and/or reimburse the Fund for certain expenses so that "Total Annual Fund Operating Expenses" will not exceed 0.80% for Class A shares and 1.55% for Class B, and Class C shares, respectively. During the year ended July 31, 2005, the Manager waived management fees and/or reimbursed fees of the Fund in the amounts of $186,081, $10,876 and $98,078 for Class A, Class B and Class C shares, respectively. The voluntary waivers described above may be amended or withdrawn at any time.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. ILLIQUID SECURITIES

As of July 31, 2005, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
6. BORROWINGS

The Fund can borrow money from banks in amounts up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. Until terminated on January 21, 2005, the Fund had entered into an agreement which enabled it to participate with certain other Oppenheimer funds in a committed, unsecured line of credit with a bank, which permitted borrowings up to $540 million, collectively. Interest was charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.75%. The Fund also paid a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.09% per annum.

      Effective January 21, 2005 the Fund entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $800 million, collectively. To secure the loan,


             55 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. BORROWINGS Continued

the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (3.3439% as of July 31, 2005). The Fund pays additional fees of 0.30% per annum on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $800 million facility size.

      For the year ended July 31, 2005, the average daily loan balance was $7,420,822 at an average daily interest rate of 2.752%. The Fund had borrowings outstanding of $7,200,000 at July 31, 2005 at an interest rate of 3.3439%. The Fund had gross borrowings and gross loan repayments of $39,600,000 and $37,000,000, respectively, during the year ended July 31, 2005. The maximum amount of borrowings outstanding at any month-end during the year ended July 31, 2005 was $14,000,000. The Fund paid $16,147 in fees and $187,185 in interest during the year ended July 31, 2005.

--------------------------------------------------------------------------------
7. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor, as well as 51 of the Oppenheimer funds (as "Nominal Defendants") excluding the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005 and amended on March 4, 2005, consolidates into a single action and amends six individual previously filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The defendants believe that the allegations contained in the Complaints are without merit and that they have meritorious defenses against the claims asserted. The defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


             56 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

We have audited the accompanying statement of assets and liabilities of Oppenheimer Limited Term California Municipal Fund (the "Fund"), including the statement of investments, as of July 31, 2005, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for the year then ended and for the period from February 25, 2004 (commencement of operations) to July 31, 2004 and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2005, by correspondence with the custodian or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Limited Term California Municipal Fund at July 31, 2005, the results of its operations and cash flows for the year then ended, and the changes in net assets for the year then ended and for the period from February 25, 2004 (commencement of operations) to July 31, 2004 and the financial highlights for each of the periods indicated therein in conformity with U.S. generally accepted accounting principles.


                                                 /s/ Ernst & Young LLP


New York, New York
August 30, 2005


             57 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2006, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2005. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      None of the dividends paid by the Fund during the year ended July 31, 2005 are eligible for the corporate dividend-received deduction. The dividends were derived from interest on municipal bonds and are not subject to federal income taxes. To the extent a shareholder is subject to any state or local tax laws, some or all of the dividends received may be taxable.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


             58 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied and the SEC's Public Reference Room in Washington D.C and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


             59 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Investment Company Act requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. For the initial approval of the Fund's investment advisory agreement, the Board considered the factors discussed below.

      NATURE AND EXTENT OF SERVICES. In considering the initial approval of the Fund's advisory agreement, the Board evaluated the nature and extent of the services to be provided by the Manager and its affiliates. The investment advisory agreement requires the Manager, at its expense, to provide the Fund with office space, facilities and equipment; administrative, clerical, legal and compliance personnel; marketing and sales support; securities trading services; oversight of third party service providers and the services of the Manager's Asset Allocation Team, who will provide advisory services in regard to the Fund's investments. The Manager selects securities for the Fund and handles its day-to-day business. Other members of the Manager's Rochester Division provide the portfolio manager with counsel and support in managing the Fund. The portfolio manager and the other members of the portfolio management team are employed by the Manager. The Fund pays expenses not expressly assumed by the Manager under the investment advisory agreement.

      QUALITY OF SERVICES. The Board also considered the quality of the services to be provided and the quality of the Manager's resources that will be available to the Fund. The Board noted that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services based on information it has received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. The Board also considered their own experiences as directors or trustees of other funds advised by the Manager. The Board has also received and reviewed information regarding the quality of services provided by affiliates of the Manager at other times during the year, in connection with the renewal of those affiliates' service agreements with other funds. The Board considered that the relatively low redemption rate for funds advised by the Manager provided an indication of shareholder satisfaction with the overall level of services provided by the Manager.

      PORTFOLIO MANAGEMENT SERVICES AND PERFORMANCE. In its evaluation of the quality of the portfolio management services to be provided, the Board considered the experience of Ronald H. Fielding and the Manager's Rochester Division investment team and analysts. A portfolio management team comprised of Mr. Fielding and other investment professionals from the Manager's Rochester Division are primarily responsible for the


             60 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND day-to-day management of the Fund's portfolio. Mr. Fielding has had over 27 years of experience managing municipal bond/tax-exempt investments. He has been a Senior Vice President of the Manager since January 1996 and is a Vice President of the Fund. Mr. Fielding serves in a similar capacity for other Oppenheimer funds. The Board also considered the historical performance of other funds advised by the Manager.

      MANAGEMENT FEES AND EXPENSES. The Board considered information regarding the fees to be paid to the Manager and its affiliates. The Board also considered the other expenses that will be borne both directly and indirectly by the Fund and the comparability of the fees and services of the Fund to the fees and services of other types of entities advised by the Manager.

      PROFITABILITY OF THE MANAGER AND AFFILIATES. The Board also considered the cost of services to be provided by the Manager and its affiliates. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition the Board considered the potential direct and indirect benefits the Manager may receive as a result of its relationship with the Fund, including compensation to be paid to the Manager's affiliates and research that may be provided to the Manger in connection with permissible brokerage arrangements (soft dollar arrangements).

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund and the Fund's breakpoint schedule, which provides that the advisory fee will decline on additional assets as the Fund grows.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board. Based on its review and evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services to be provided to the Fund by the Manager would be a benefit to the Fund and would be in the best interest of the Fund's shareholders and that the amount and structure of the compensation to be received by the Manager and its affiliates are reasonable in relation to the services to be provided. Accordingly, the Board approved the Fund's investment advisory agreement. In arriving at a decision, the Board did not single out any one factor or group of factors as being more important than other factors, but considered all factors together. The Board judged the terms and conditions of the advisory agreement, including the management fee, in light of all of the surrounding circumstances.


             61 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD
FUND, LENGTH OF SERVICE, AGE       BY TRUSTEE; NUMBER OF PORTFOLIOS IN FUND COMPLEX CURRENTLY OVERSEEN BY TRUSTEE

INDEPENDENT                        THE ADDRESS OF EACH INDEPENDENT TRUSTEE AND INTERESTED TRUSTEE IN THE CHARTS BELOW
TRUSTEES                           IS 6803 S. TUCSON WAY, CENTENNIAL, CO 80112-3924. EACH TRUSTEE SERVES FOR AN
                                   INDEFINITE TERM OR UNTIL HIS OR HER RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

PETER I. WOLD,                     President of Wold Oil Properties, Inc. (oil and gas exploration and production
Chairman of the Board              company) (since 1994); Vice President, Secretary and Treasurer of Wold Trona
and Trustee (since 2004)           Company, Inc. (soda ash processing and production) (since 1996); Vice President
Age: 57                            of Wold Talc Company, Inc. (talc mining) (since 1999); Managing Member of
                                   Hole-in-the-Wall Ranch (cattle ranching) (since 1979); Director and Chairman of the Denver Branch of the Federal Reserve Bank of Kansas City (1993-1999);
                                   and Director of PacifiCorp. (electric utility) (1995-1999). Oversees 39 portfolios in the OppenheimerFunds complex.

RONALD J. ABDOW,                   Chairman of Abdow Corporation (operator of restaurants) (since 1959); Trustee of
Trustee (since 2004)               the following real estate businesses (owners and operators of restaurants): G&R
Age: 73                            Realty Co. (since 1973), G&R Trust Co. (since 1973), Abdow Partnership (since
                                   1975), Auburn Associates (since 1983) and Hazard Associates (since 1985); Trustee of the following open-end investment companies: MML Series Investment Fund II
                                   (since 2005), MassMutual Premier Funds (since 2004), MML Series Investment Fund
                                   (1993-2005) and of MassMutual Select Funds (formerly MassMutual Institutional
                                   Funds) (1994-2004); Trustee of Bay State Health System (health services) (since
                                   1994); Chairman of Western Mass Development Corp. (non-profit land development)
                                   (since 1996); and Chairman of American International College (non-profit college)
                                   (since 1991). Oversees 15 portfolios in the OppenheimerFunds complex.

JOSEPH M. WIKLER,                  Director of the following medical device companies: Medintec (since 1992)
Trustee (since 2004)               and Cathco (since 1996); Director of Lakes Environmental Association (since
Age: 64                            1996); Member of the Investment Committee of the Associated Jewish Charities
                                   of Baltimore (since 1994); Director of Fortis/Hartford mutual funds (1994-
                                   December 2001). Oversees 39 portfolios in the OppenheimerFunds complex.

-----------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE

EUSTIS WALCOTT,                    Principal with Ardsley Associates (consulting firm) (since 2000); Director of
Trustee (since 2004)               Cornerstone Real Estate Advisors LLC (real estate equity investment management
Age: 67                            services) (affiliate of the Manager) (since October 2000); Director of MML Investors
                                   Services (individual retirement, insurance, investment, and life event planning products and services company) (affiliate of the Manager) (since October 2000);
                                   Trustee of OFI Trust Company (affiliate of the Manager) (since 2001); Trustee of the
                                   American International College (1995-December 2003); Senior Vice President of
                                   Massachusetts Mutual Life Insurance Company (insurance and annuity products)
                                   (Manager's indirect parent company) (May 1990-July 2000); Member of the Board of
                                   MassMutual Foundation for Hartford, Inc. (charitable organization) (since 1996);
                                   Vice President of MassMutual Foundation for Hartford, Inc. (since 1997). Oversees 15 port- folios in the OppenheimerFunds complex.


             62 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

-----------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                 THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, NEW
AND OFFICER                        YORK, NY 10281-1008. MR. MURPHY SERVES AS TRUSTEE FOR AN INDEFINITE TERM AND AS AN
                                   OFFICER FOR AN ANNUAL TERM, OR UNTIL HIS RESIGNATION, DEATH OR REMOVAL.

JOHN V. MURPHY,                    Chairman, Chief Executive Officer and Director (since June 2001) and President
President and Trustee              (since September 2000) of the Manager; President and Director or Trustee of other
(since 2004)                       Oppenheimer funds; President and Director of Oppenheimer Acquisition Corp. ("OAC")
Age: 56                            (the Manager's parent holding company) (since July 2001) and of Oppenheimer
                                   Partnership Holdings, Inc. (holding company subsidiary of the Manager) (since July
                                   2001); Director of OppenheimerFunds Distributor, Inc. (subsidiary of the Manager)
                                   (since November 2001); Chairman and Director of Shareholder Services, Inc. and of
                                   Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager)
                                   (since July 2001); President and Director of OppenheimerFunds Legacy Program
                                   (charitable trust program established by the Manager) (since July 2001); Director of the following investment advisory subsidiaries of the Manager: OFI Institutional
                                   Asset Management, Inc., Centennial Asset Management Corporation, Trinity Investment
                                   Management Corporation and Tremont Capital Management, Inc. (since November 2001),
                                   HarbourView Asset Management Corporation and OFI Private Investments, Inc. (since
                                   July 2001); President (since November 1, 2001) and Director (since July 2001) of
                                   Oppenheimer Real Asset Management, Inc.; Executive Vice President of Massachusetts
                                   Mutual Life Insurance Company (OAC's parent company) (since February 1997); Director of DLB Acquisition Corporation (holding company parent of Babson Capital Management
                                   LLC) (since June 1995); Member of the Investment Company Institute's Board of
                                   Governors (since October 3, 2003); Chief Operating Officer of the Manager (September
                                   2000-June 2001); President and Trustee of MML Series Investment Fund and MassMutual
                                   Select Funds (open-end investment companies) (November 1999-November 2001); Director of C.M. Life Insurance Company (September 1999-August 2000); President, Chief
                                   Executive Officer and Director of MML Bay State Life Insurance Company (September
                                   1999-August 2000); Director of Emerald Isle Bancorp and Hibernia Savings Bank
                                   (wholly-owned subsidiary of Emerald Isle Bancorp) (June 1989-June 1998). Oversees 67
                                   portfolios as a trustee or director and 20 additional portfolios as officer in the
                                   OppenheimerFunds complex.

-----------------------------------------------------------------------------------------------------------------------
OFFICERS                           THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR MR. ZACK, TWO
                                   WORLD FINANCIAL CENTER, 225 LIBERTY STREET, NEW YORK, NY 10281-1008; FOR MR. WIXTED
                                   AND MR. VANDEHEY, 6803 S. TUCSON WAY, CENTENNIAL, CO 80112-3924 AND FOR MR. FIELDING,
                                   350 LINDEN OAKS, ROCHESTER, NY 14625. EACH OFFICER SERVES FOR AN ANNUAL TERM OR UNTIL
                                   HIS RESIGNATION, DEATH OR REMOVAL.

RONALD H. FIELDING,                Senior Vice President of the Manager (since January 1996); Chairman of the
Vice President (since 2002)        Rochester Division of the Manager (since January 1996). An officer of 10 portfolios
Age: 56                            in the OppenheimerFunds complex.

BRIAN W. WIXTED,                   Senior Vice President and Treasurer of the Manager (since March 1999);
Treasurer and Principal            Treasurer of the following: HarbourView Asset Management Corporation,
Financial Accounting Officer       Shareholder Financial Services, Inc., Shareholder Services, Inc., Oppenheimer
(since 2004)                       Real Asset Management Corporation, and Oppenheimer Partnership Holdings,
Age: 45                            Inc. (since March 1999), OFI Private Investments, Inc. (since March 2000),
                                   OppenheimerFunds International Ltd. (since May 2000), OppenheimerFunds plc (since May 2000), OFI Institutional Asset Management, Inc. (since November
                                   2000), and OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since June 2003); Treasurer and Chief Financial
                                   Officer of OFI Trust Company (trust company subsidiary of the Manager)
                                   (since May 2000); Assistant Treasurer of the following: OAC (since March 1999),


             63 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

BRIAN W. WIXTED,                   Centennial Asset Management Corporation (March 1999-October 2003) and
Continued                          OppenheimerFunds Legacy Program (April 2000-June 2003); Principal and Chief
                                   Operating Officer of Bankers Trust Company-Mutual Fund Services Division
                                   (March 1995-March 1999). An officer of 87 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                    Executive Vice President (since January 2004) and General Counsel (since
Secretary (since 2004)             March 2002) of the Manager; General Counsel and Director of the Distributor
Age: 56                            (since December 2001); General Counsel of Centennial Asset Management
                                   Corporation (since December 2001); Senior Vice President and General Counsel
                                   of HarbourView Asset Management Corporation (since December 2001);
                                   Secretary and General Counsel of OAC (since November 2001); Assistant
                                   Secretary (since September 1997) and Director (since November 2001) of
                                   OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice
                                   President and Director of Oppenheimer Partnership Holdings, Inc. (since
                                   December 2002); Director of Oppenheimer Real Asset Management, Inc.
                                   (since November 2001); Senior Vice President, General Counsel and Director
                                   of Shareholder Financial Services, Inc. and Shareholder Services, Inc. (since
                                   December 2001); Senior Vice President, General Counsel and Director of OFI
                                   Private Investments, Inc. and OFI Trust Company (since November 2001); Vice
                                   President of OppenheimerFunds Legacy Program (since June 2003); Senior Vice
                                   President and General Counsel of OFI Institutional Asset Management, Inc.
                                   (since November 2001); Director of OppenheimerFunds (Asia) Limited (since
                                   December 2003); Senior Vice President (May 1985-December 2003), Acting
                                   General Counsel (November 2001-February 2002) and Associate General
                                   Counsel (May 1981-October 2001) of the Manager; Assistant Secretary of
                                   the following: Shareholder Services, Inc. (May 1985-November 2001), Shareholder
                                   Financial Services, Inc. (November 1989-November 2001), and OppenheimerFunds
                                   International Ltd. (September 1997-November 2001). An officer of 87 portfolios in the OppenheimerFunds complex.

MARK S. VANDEHEY,                  Senior Vice President and Chief Compliance Officer of the Manager (since
Vice President and                 March 2004); Vice President of OppenheimerFunds Distributor, Inc., Centennial
Chief Compliance                   Asset Management Corporation and Shareholder Services, Inc. (since June 1983).
Officer (since 2004)               Former Vice President and Director of Internal Audit of the Manager (1997-
Age: 54                            February 2004). An officer of 87 portfolios in the OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST.


             64 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Joseph M. Wikler, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. Wikler as the Audit Committee's financial expert. Mr. Wikler is an "independent" Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)   Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $19,450 in fiscal 2005 and $22,250 in fiscal 2004.

(b)   Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(c)   Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(d)   All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed $144,658 in fiscal 2005 and no such fees during fiscal 2004 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such fees would include the cost related to the development and customization of software.

(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

      The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

      Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

      (2) 100%

(f)   Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed $144,658 in fiscal 2005 and no such fees during fiscal 2004 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUNDS' AUDIT COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Funds' Audit Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of July 31, 2005, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1) Exhibit attached hereto.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Limited Term California Municipal Fund


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: September 13, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: September 13, 2005


By:   /s/ Brian W. Wixted
      -------------------
      Brian W. Wixted
      Principal Financial Officer
Date: September 13, 2005